SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2026

Catholic Values Equity Fund

		Market Value
Description	Shares	($ Thousands)
COMMON STOCK†† — 97.9%

Communication Services — 9.0%
Alphabet Inc, Cl A	29,753	$11,316
Alphabet Inc, Cl C	14,941	5,624
AT&T Inc	83,125	2,061
Charter Communications Inc, Cl A *	128	18
Comcast Corp, Cl A	33,569	835
Dentsu Group Inc *	31,500	594
DoubleVerify Holdings Inc *	3,676	36
Electronic Arts Inc	3,208	647
Fox Corp, Cl A	1,439	92
Fox Corp, Cl B	1,443	83
GCI Liberty, Cl C *	183	4
IAC Inc *	443	20
Iridium Communications Inc	2,536	131
ITV PLC	1,524,335	1,668
Liberty Broadband Corp, Cl C *	916	31
Liberty Capital *	4,021	90
Liberty Global PLC, Cl C *	3,675	45
Live Nation Entertainment Inc *	323	54
Madison Square Garden Sports Corp *	191	71
Match Group Inc	514	18
Meta Platforms Inc, Cl A	6,199	3,921
Millicom International Cellular	2,134	182
Netflix Inc *	16,970	1,460
New York Times Co/The, Cl A	3,853	290
News Corp	6,196	162
Nexstar Media Group Inc, Cl A	397	71
Omnicom Group Inc	2,374	173
Pinterest Inc, Cl A *	5,993	120
ROBLOX Corp, Cl A *	693	33
Roku Inc, Cl A *	965	126
Scout24 SE	17,788	1,497
Sirius XM Holdings Inc	3,627	107
Spotify Technology SA *	1,515	754
Springer Nature & KGaA	13,968	314
Take-Two Interactive Software Inc *	1	—
Telkom Indonesia Persero	385,600	65
Tencent Holdings Ltd	27,100	1,472
TKO Group Holdings Inc, Cl A	247	51
T-Mobile US Inc	3,282	615
Toei Animation Co Ltd	3,500	52
Trade Desk Inc/The, Cl A *	825	18
Trump Media & Technology Group Corp *	2,318	21
Universal Music Group NV	21,092	474
Verizon Communications Inc	19,048	911
Versant Media Group	930	40
Walt Disney Co/The	14,630	1,490
Warner Bros Discovery Inc *	9,628	260
Warner Music Group, Cl A	1,888	59
WPP PLC	385,900	1,440
ZoomInfo Technologies Inc, Cl A *	209,500	698
		40,314

		Market Value
Description	Shares	($ Thousands)
COMMON STOCK†† (continued)
Consumer Discretionary — 9.8%
Abercrombie & Fitch Co, Cl A *	845	$65
ADT Inc	5,625	38
Airbnb Inc, Cl A *	950	127
Amazon.com Inc *	25,529	6,909
Amer Sports Inc *	2,173	77
Aptiv PLC *	636	43
Aramark	2,596	139
Aumovio SE *	1,323	62
AutoNation Inc *	266	50
AutoZone Inc *	44	129
B&M European Value Retail	68,600	158
Barratt Redrow	128,698	454
Bath & Body Works Inc	2,927	59
Best Buy Co Inc	976	76
Birkenstock Holding Plc *	9,860	444
Booking Holdings Inc	6,975	1,168
BorgWarner Inc	537	39
Bright Horizons Family Solutions Inc *	656	41
Brunswick Corp/DE	1,228	103
Burberry Group PLC *	94,941	1,508
Burlington Stores Inc *	404	131
CarMax Inc *	744	33
Carnival	4,654	131
Carvana Co, Cl A *	385	28
Cheesecake Factory Inc/The	1,544	102
Chipotle Mexican Grill Inc, Cl A *	4,050	129
Choice Hotels International Inc	641	70
Columbia Sportswear Co	602	40
Continental AG	4,235	350
Coupang Inc, Cl A *	19,512	324
Crocs Inc *	590	70
Darden Restaurants Inc	375	76
Deckers Outdoor Corp *	3,426	390
Dick's Sporting Goods Inc	1,799	409
Dillard's Inc, Cl A	200	118
Dollarama Inc	10,506	1,345
Domino's Pizza Inc	173	54
DoorDash Inc, Cl A *	687	109
Dorman Products Inc *	812	101
DR Horton Inc	286	42
Duolingo Inc, Cl A *	223	25
eBay Inc	8,860	968
Etsy Inc *	427	29
Expedia Group Inc	485	110
Five Below Inc *	501	114
Floor & Decor Holdings Inc, Cl A *	974	50
Ford Motor Co	4,403	77
GameStop Corp, Cl A *	2,780	59
Gap Inc/The	4,895	104
Garmin Ltd	363	85
General Motors Co	14,570	1,213
Gentex Corp	2,705	65

SEI Catholic Values Trust	1

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2026

Catholic Values Equity Fund

		Market Value
Description	Shares	($ Thousands)
COMMON STOCK†† (continued)
Genuine Parts Co	393	$39
Grand Canyon Education Inc *	215	32
Group 1 Automotive	177	56
H&R Block Inc	2,629	101
Harley-Davidson Inc	2,089	51
Hasbro Inc	526	45
Hilton Worldwide Holdings Inc	2,280	747
Home Depot Inc/The	3,668	1,163
Hyatt Hotels Corp, Cl A	442	80
Installed Building Products Inc	367	77
InterContinental Hotels Group PLC	4,503	691
JD Sports Fashion PLC	705,977	800
Koito Manufacturing Co Ltd	7,800	137
Lear Corp	6,003	859
Lithia Motors Inc, Cl A	418	122
LKQ Corp	1,209	33
Lowe's Cos Inc	3,887	833
Lucid Group, Cl A *	1,107	7
Lululemon Athletica Inc *	285	37
LVMH Moet Hennessy Louis Vuitton SE	2,605	1,425
Macy's Inc	595	13
Magna International Inc	17,925	1,161
Marriott International Inc/MD, Cl A	4,191	1,574
Mattel Inc *	910	14
McDonald's Corp	368	103
Mohawk Industries Inc *	721	77
Murphy USA Inc	644	326
NIKE Inc, Cl B	691	32
Norwegian Cruise Line Holdings Ltd *	2,379	44
NVR Inc *	8	49
Ollie's Bargain Outlet Holdings Inc *	655	53
On Holding, Cl A *	1,470	60
O'Reilly Automotive Inc *	2,115	184
Pandora	12,090	1,132
Penske Automotive Group Inc	420	70
Planet Fitness Inc, Cl A *	917	49
Pool Corp	3,236	587
PulteGroup Inc	48	6
PVH Corp	1,066	99
Ralph Lauren Corp, Cl A	847	308
Restaurant Brands International Inc	1,172	88
RH *	170	25
Rivian Automotive Inc, Cl A *	4,493	73
Ross Stores Inc	9,032	2,093
Royal Caribbean Cruises Ltd	765	218
Samsonite International SA	41,100	76
Service Corp International/US	1,305	98
Shimano Inc	1,300	135
Sodexo SA	2,663	146
Somnigroup International	2,754	195
Sonos *	4,340	68
Starbucks Corp	8,790	872
Steven Madden Ltd	2,716	118

		Market Value
Description	Shares	($ Thousands)
COMMON STOCK†† (continued)
Swatch Group AG/The	1,068	$295
Tapestry Inc	2,532	368
Tesla Inc *	6,291	2,742
Texas Roadhouse Inc, Cl A	566	102
Thor Industries Inc	624	49
TJX Cos Inc/The	5,133	794
Toll Brothers Inc	603	84
TopBuild Corp *	268	112
Tractor Supply Co	7,140	225
Travel + Leisure Co	1,185	81
Ulta Beauty Inc *	642	327
Under Armour Inc, Cl A *	4,708	28
Urban Outfitters Inc *	1,035	75
Vail Resorts Inc	213	28
Valvoline Inc *	19,610	662
Versigent *	212	9
VF Corp	1,652	28
Wayfair Inc, Cl A *	775	56
Wendy's Co/The	87,069	670
Whirlpool Corp	461	20
Williams-Sonoma Inc	1,110	226
Wingstop Inc	328	51
Wyndham Hotels & Resorts Inc	874	70
Yamaha Corp	97,400	707
YETI Holdings Inc *	1,751	84
Yum! Brands Inc	560	83
		44,097
Consumer Staples — 5.1%
Ambev SA	139,200	452
Archer-Daniels-Midland Co	4,487	358
Brown-Forman Corp, Cl B	1,103	28
Bunge Global SA	963	119
Campbell's	5,858	124
Casey's General Stores Inc	3,416	2,621
Clorox Co/The	495	45
Coca-Cola Co/The	9,869	780
Colgate-Palmolive Co	7,124	642
Conagra Brands Inc	40,224	534
Constellation Brands Inc, Cl A	371	51
Costco Wholesale Corp	2,332	2,230
Coty Inc, Cl A *	56,718	121
Darling Ingredients Inc *	1,535	91
Diageo ADR	6,503	536
Diageo PLC	57,339	1,176
Dollar General Corp	9,157	1,013
Dollar Tree Inc *	565	66
elf Beauty Inc *	322	18
Estee Lauder Cos Inc/The, Cl A	422	37
Flowers Foods Inc	2,694	21
General Mills Inc	7,218	244
Hershey Co/The	1,957	380
Hormel Foods Corp	2,233	52
Ingredion Inc	6,376	647

2	SEI Catholic Values Trust

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2026

Catholic Values Equity Fund

		Market Value
Description	Shares	($ Thousands)
COMMON STOCK†† (continued)
J M Smucker Co/The	3,662	$378
Kenvue	3,119	54
Keurig Dr Pepper Inc	1,806	54
Kimberly-Clark Corp	4,532	442
Kraft Heinz Co/The	1,549	37
Kroger Co/The	17,610	1,094
Lamb Weston Holdings Inc	1,288	56
LG H&H Co Ltd	3,697	607
L'Oreal	793	350
Marzetti	634	71
McCormick & Co Inc/MD	1,882	89
MGP Ingredients Inc	213	4
Mondelez International Inc, Cl A	12,061	738
PepsiCo Inc	7,683	1,108
Performance Food Group Co *	132	13
Pernod Ricard SA	22,442	1,654
PriceSmart	800	136
Smithfield Foods	3,804	98
Sysco Corp	10,064	763
Target Corp	1,620	206
Unilever	27,409	1,552
US Foods Holding Corp *	1,216	99
Vita Coco *	1,285	96
Walmart Inc	6,031	698
		22,783
Energy — 3.7%
Antero Midstream Corp	5,338	112
Antero Resources Corp *	3,254	116
APA	4,165	152
Baker Hughes Co, Cl A	13,571	867
BP PLC ADR	29,443	1,233
BP PLC	62,631	443
Cactus Inc, Cl A	1,347	78
Canadian Natural Resources Ltd	30,641	1,390
Cheniere Energy Inc	3,034	682
Chevron Corp	7,940	1,449
Chord Energy Corp	419	55
ConocoPhillips	8,966	1,022
Devon Energy Corp	8,000	356
DHT Holdings	3,074	50
Diamondback Energy Inc	4,515	865
EOG Resources Inc	6,401	854
EQT Corp	6,571	361
Expand Energy	709	66
Expro Group Holdings *	6,950	103
Exxon Mobil Corp	11,959	1,737
Halliburton Co	4,010	156
HF Sinclair Corp	1,178	82
Kinder Morgan Inc	19,664	611
Marathon Petroleum Corp	2,427	604
Matador Resources	779	42
NOV	5,911	118
Occidental Petroleum Corp	1,070	61

		Market Value
Description	Shares	($ Thousands)
COMMON STOCK†† (continued)
ONEOK Inc	2,578	$216
Ovintiv Inc	1,218	68
Phillips 66	680	120
Range Resources Corp	2,464	96
Shell PLC ADR	2,965	249
SLB	6,958	380
SM Energy	3,408	105
TechnipFMC PLC	2,005	137
Teekay Tankers, Cl A	1,258	88
Texas Pacific Land Corp	639	251
Transocean *	17,484	108
Valero Energy Corp	1,795	439
Viper Energy, Cl A	1,658	75
Weatherford International PLC	569	59
Williams Cos Inc/The	4,821	344
		16,400
Financials — 13.6%
Affiliated Managers Group Inc	631	191
Aflac Inc	1,184	133
AGNC Investment Corp ‡	2,829	29
AIA Group Ltd	279,600	2,933
Allstate Corp/The	648	134
Ally Financial Inc	2,235	96
American Express Co	2,128	673
American International Group Inc	1,000	74
Ameriprise Financial Inc	2,124	947
Annaly Capital Management Inc ‡	43,682	954
Aon PLC, Cl A	3,145	994
Apollo Global Management Inc	658	85
Arch Capital Group Ltd *	2,300	205
Ares Management Corp, Cl A	4,091	526
Arthur J Gallagher & Co	272	55
Assurant Inc	485	121
Assured Guaranty Ltd	831	62
Axis Capital Holdings Ltd	1,754	167
Banco do Brasil SA	205,800	837
Bank of America Corp	46,941	2,422
Bank of New York Mellon Corp/The	6,146	857
Bank OZK	9,680	468
Berkshire Hathaway Inc, Cl B *	2,611	1,239
BlackRock Funding Inc/DE	75	79
Blackstone Inc	1,004	117
Block Inc, Cl A *	934	71
Blue Owl Capital Inc, Cl A	3,912	40
BOK Financial Corp	794	102
Brighthouse Financial Inc *	1,395	87
Brookfield Asset Management, Cl A	1,395	68
Brown & Brown Inc	3,440	193
Capital One Financial Corp	4,313	811
Carlyle Group Inc/The	1,855	84
Charles Schwab Corp/The	8,887	776
Chimera Investment Corp ‡	2,606	35
Chubb Ltd	1,561	487

SEI Catholic Values Trust	3

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2026

Catholic Values Equity Fund

		Market Value
Description	Shares	($ Thousands)
COMMON STOCK†† (continued)
Cincinnati Financial Corp	726	$114
Citigroup Inc	26,149	3,292
Citizens Financial Group Inc	14,083	877
City Holding Co	679	84
CME Group Inc, Cl A	2,621	717
CNA Financial Corp	184	8
Cohen & Steers Inc	792	55
Columbia Banking System Inc	2,761	82
Commerce Bancshares Inc/MO	1,449	76
Credit Acceptance Corp *	209	120
Cullen/Frost Bankers Inc	599	81
East West Bancorp Inc	763	93
Edenred	65,343	1,773
Equitable Holdings Inc	4,036	167
Euronet Worldwide Inc *	554	40
Evercore Inc, Cl A	786	268
Everest Group Ltd	248	80
FactSet Research Systems Inc	1,748	429
Fidelity National Information Services Inc	613	26
Fifth Third Bancorp	3,228	161
First American Financial Corp	1,122	74
First Citizens BancShares Inc/NC, Cl A	16	32
First Hawaiian Inc	1,924	52
First Horizon Corp	10,810	262
First Interstate BancSystem Inc, Cl A	2,479	88
Fiserv Inc *	689	39
FNB Corp/PA	6,290	110
Franklin Resources Inc	1,707	53
Gjensidige Forsikring ASA	4,629	128
Global Payments Inc	15,412	1,164
Globe Life Inc	573	88
Goldman Sachs Group Inc/The	712	730
Hamilton Lane Inc, Cl A	445	39
Hanover Insurance Group Inc/The	1,089	203
Hartford Financial Services Group Inc/The	4,339	552
HDFC Bank Ltd ADR	13,408	319
Home BancShares Inc/AR	2,656	71
Hong Kong Exchanges & Clearing Ltd	16,300	832
Houlihan Lokey Inc, Cl A	392	56
Huntington Bancshares Inc/OH	11,006	180
Independent Bank Corp	1,149	91
Interactive Brokers Group, Cl A	729	63
Intercontinental Exchange Inc	468	69
Invesco Ltd	3,179	90
Jack Henry & Associates Inc	408	56
Janus Henderson Group PLC	2,562	132
Jefferies Financial Group Inc	1,349	71
JPMorgan Chase & Co	14,941	4,472
KeyCorp	3,317	71
Kinsale Capital Group Inc	246	75
Lincoln National Corp	1,943	69
London Stock Exchange Group PLC	4,852	588
LPL Financial Holdings Inc	709	194

		Market Value
Description	Shares	($ Thousands)
COMMON STOCK†† (continued)
M&T Bank Corp	1,829	$395
MarketAxess Holdings Inc	311	40
Marsh & McLennan Cos Inc	4,033	645
Mastercard Inc, Cl A	2,111	1,043
MetLife Inc	4,026	333
MGIC Investment Corp	7,078	179
Moody's Corp	1,812	821
Morgan Stanley	19,159	3,985
Morningstar Inc	253	46
MSCI Inc, Cl A	1,457	920
Nasdaq Inc	1,761	163
National Bank Holdings Corp, Cl A	845	35
Nexi	58,633	240
NMI Holdings Inc, Cl A *	2,141	77
Northern Trust Corp	2,012	333
Northwest Bancshares	7,200	102
NU Holdings Ltd/Cayman Islands, Cl A *	864	11
Old National Bancorp/IN	5,074	122
Old Republic International Corp	2,551	95
OneMain Holdings Inc, Cl A	1,860	103
Partners Group Holding AG	1,085	1,144
PayPal Holdings Inc	1,175	53
Pinnacle Financial Partners	3,712	363
PNC Financial Services Group Inc/The	2,121	469
Popular Inc	6,211	923
Primerica Inc	683	184
Principal Financial Group Inc	1,152	119
Progressive Corp/The	3,512	669
Prosperity Bancshares Inc	1,900	131
Prudential Financial Inc	1,184	119
Raymond James Financial Inc	477	68
Regions Financial Corp	5,506	154
Reinsurance Group of America Inc	1	—
RenaissanceRe Holdings Ltd	345	97
Rithm Capital Corp ‡	6,833	64
Rocket Cos Inc, Cl A *	1,089	16
S&P Global Inc	1,983	841
SLM Corp	12,309	272
Starwood Property Trust Inc ‡	4,020	69
State Street Corp	5,913	920
Stifel Financial Corp	1,051	74
Synchrony Financial	2,944	210
T Rowe Price Group Inc	674	70
Toast, Cl A *	615	16
TPG Inc, Cl A	2,239	95
Tradeweb Markets Inc, Cl A	874	88
Travelers Cos Inc/The	433	126
Truist Financial Corp	2,659	128
Univest Financial Corp	3,376	133
Unum Group	3,649	304
US Bancorp	1,600	88
UWM Holdings Corp	11,185	34
Virtu Financial Inc, Cl A	105	5

4	SEI Catholic Values Trust

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2026

Catholic Values Equity Fund

		Market Value
Description	Shares	($ Thousands)
COMMON STOCK†† (continued)
Visa Inc, Cl A	10,768	$3,514
Voya Financial Inc	930	76
W R Berkley Corp	2,109	134
Webster Financial Corp	5,867	427
Wells Fargo & Co	9,142	709
Western Alliance Bancorp	2,780	221
Western Union Co/The	12,682	103
WEX Inc *	324	47
White Mountains Insurance Group Ltd	78	161
Willis Towers Watson PLC	1,893	473
Wintrust Financial Corp	705	106
XP Inc, Cl A	17,472	291
Zions Bancorp NA	1,209	76
		60,880
Health Care — 7.9%
Acadia Healthcare Co Inc *	4,280	99
Align Technology Inc *	210	37
Argenx *	1,947	1,628
Avantor Inc *	50,864	464
Baxter International Inc	11,232	211
Boston Scientific Corp *	9,476	458
Cardinal Health Inc	3,870	762
Cencora Inc, Cl A	4,707	1,268
Centene Corp *	1,245	74
Certara Inc *	1,816	11
Chemed Corp	108	46
Cigna Group	269	75
Coloplast A/S, Cl B	19,841	1,219
CVS Health Corp	26,983	2,455
DaVita Inc *	703	137
DENTSPLY SIRONA Inc	94,708	992
Dexcom Inc *	5,879	433
Doximity Inc, Cl A *	19	—
Edwards Lifesciences Corp *	8,452	731
Elanco Animal Health Inc *	33,458	798
Elevance Health Inc	1,721	677
Encompass Health Corp	13,646	1,444
Ensign Group Inc/The	480	80
Envista Holdings Corp *	21,480	506
EssilorLuxottica SA	4,021	813
Exelixis Inc *	13,403	677
Galderma Group	7,294	1,541
Globus Medical Inc, Cl A *	1,245	102
Halozyme Therapeutics *	1,463	97
Henry Schein Inc *	931	71
Hoya Corp	8,800	1,495
Humana Inc	514	157
ICON PLC *	3,707	504
IDEXX Laboratories Inc *	1,359	766
Incyte Corp *	7,222	699
Indivior Pharmaceuticals *	2,695	97
Insmed *	343	37
Inspire Medical Systems Inc *	867	36

		Market Value
Description	Shares	($ Thousands)
COMMON STOCK†† (continued)
Insulet Corp *	385	$56
Integra LifeSciences Holdings Corp *	64,998	1,043
Intuitive Surgical Inc *	1,937	823
Ionis Pharmaceuticals Inc *	1,566	120
IQVIA Holdings Inc *	267	49
Jazz Pharmaceuticals PLC *	3,544	838
Labcorp Holdings Inc	288	75
LeMaitre Vascular Inc	1,045	99
M3 Inc	18,600	166
Masimo Corp *	645	115
Medpace Holdings Inc *	143	64
Medtronic PLC	15,049	1,111
Mettler-Toledo International Inc *	631	745
Molina Healthcare Inc *	1	—
Natera Inc *	466	104
Neurocrine Biosciences Inc *	4,676	740
Option Care Health Inc *	2,507	52
Penumbra Inc *	330	105
Prestige Consumer Healthcare Inc *	14,563	692
Quest Diagnostics Inc	2,735	533
Repligen Corp *	2,688	333
ResMed Inc	2,818	537
Royalty Pharma PLC, Cl A	16,701	931
Sotera Health Co *	5,022	79
STERIS PLC	6,431	1,368
Stryker Corp	2,405	734
Teleflex Inc	1,029	132
US Physical Therapy Inc	80	5
Veeva Systems Inc, Cl A *	1,171	204
Viking Therapeutics Inc *	1,379	45
Waters Corp *	2,199	843
West Pharmaceutical Services Inc	236	76
Zimmer Biomet Holdings Inc	5,327	439
Zoetis Inc, Cl A	7,352	571
		35,524
Industrials — 12.9%
A O Smith Corp	943	53
AAON Inc	809	113
Acuity Brands Inc	561	171
AECOM	1,218	84
AerCap Holdings NV	8,387	1,169
AGCO Corp	675	76
Alaska Air Group Inc *	2,479	114
Allegion plc	536	70
Allison Transmission Holdings Inc	652	74
American Airlines Group Inc *	4,404	64
AMETEK Inc	392	89
AP Moller - Maersk A/S, Cl B	661	1,642
API Group *	1,182	48
Applied Industrial Technologies	331	101
Armstrong World Industries Inc	1,080	170
Assa Abloy AB, Cl B	45,170	1,622
ATI *	336	59

SEI Catholic Values Trust	5

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2026

Catholic Values Equity Fund

		Market Value
Description	Shares	($ Thousands)
COMMON STOCK†† (continued)
Automatic Data Processing Inc	4,157	$922
Axon Enterprise *	115	52
AZZ	371	50
Booz Allen Hamilton Holding Corp, Cl A	7,122	564
Brady, Cl A	1,042	90
Brenntag	22,270	1,465
Broadridge Financial Solutions Inc	381	59
CACI International Inc, Cl A *	373	192
Carlisle Cos Inc	402	139
Carrier Global Corp	2,640	169
Caterpillar Inc	500	438
CH Robinson Worldwide Inc	994	178
Cintas Corp	7,452	1,276
Clarivate PLC *	9,578	24
Clean Harbors Inc *	334	94
CNH Industrial NV	58,813	600
Comfort Systems USA Inc	84	154
Computershare Ltd	12,046	299
Concentrix Corp	404	11
Copart Inc *	3,236	106
Core & Main Inc, Cl A *	1,847	91
CSX Corp	4,524	205
Cummins Inc	1,667	1,078
Deere & Co	1,717	931
Delta Air Lines Inc	4,577	377
Diploma PLC	8,463	794
Donaldson Co Inc	397	32
Doosan Bobcat Inc	8,191	350
Dover Corp	1,366	289
Eaton Corp PLC	2,690	1,078
EMCOR Group Inc	908	751
Emerson Electric Co	1,607	231
Enerpac Tool Group Corp, Cl A	21,326	714
Enpro Inc	439	135
Everus Construction Group *	541	80
ExlService Holdings Inc *	5,410	157
Expeditors International of Washington Inc	896	142
Experian PLC	34,322	1,186
Fastenal Co	2,256	100
FedEx Corp	2,248	926
Ferguson Enterprises Inc	409	92
Flowserve Corp	1,306	99
Fortive Corp	627	37
Fortune Brands Innovations Inc	945	37
FTI Consulting Inc *	918	141
Gates Industrial Corp PLC *	5,238	136
GE Vernova	152	147
Generac Holdings Inc *	427	119
Genpact Ltd	15,156	499
Graco Inc	401	30
GXO Logistics Inc *	1,412	71
Hayward Holdings Inc *	5,405	76
Hexcel Corp	2,057	185

		Market Value
Description	Shares	($ Thousands)
COMMON STOCK†† (continued)
Howmet Aerospace Inc	2,891	$747
Hubbell Inc, Cl B	100	47
Huron Consulting Group Inc *	270	29
IDEX Corp	425	90
Illinois Tool Works Inc	3,263	807
IMCD NV	459	47
Ingersoll Rand Inc	1,197	86
ITT Inc	1,117	218
Jacobs Solutions	563	67
JB Hunt Transport Services Inc	172	48
Johnson Controls International plc	6,968	934
KBR	1,312	46
Kennametal	8,260	271
Kirby Corp *	2,029	285
Knight-Swift Transportation Holdings Inc, Cl A	1,117	84
Korn Ferry	1,643	115
Landstar System Inc	336	69
Lennox International Inc	194	97
LG Corp	3,649	355
Lincoln Electric Holdings Inc	809	209
Lyft Inc, Cl A *	1,618	23
ManpowerGroup Inc	28,018	886
Masco Corp	1,109	78
MasTec Inc *	81	31
Middleby Corp/The *	535	83
MSA Safety Inc	401	66
MSC Industrial Direct Co Inc, Cl A	5,596	613
Mueller Industries	970	125
Nordson Corp	843	242
Norfolk Southern Corp	420	128
nVent Electric PLC	2,436	407
Old Dominion Freight Line Inc	3,432	773
Oshkosh Corp	1,137	148
Otis Worldwide Corp	7,693	545
Owens Corning	445	56
PACCAR Inc	689	76
Parker-Hannifin Corp	128	108
Paychex Inc	550	53
Paycom Software Inc	217	30
Paylocity Holding Corp *	467	54
Pentair PLC	793	56
Pitney Bowes	6,535	105
Quanta Services Inc	191	136
Rational	305	233
RB Global Inc	1,099	117
Recruit Holdings Co Ltd	28,400	1,900
Regal Rexnord Corp	2,400	484
RELX PLC	41,847	1,386
Republic Services Inc, Cl A	700	140
Resideo Technologies Inc *	1,460	46
Robert Half Inc	6,794	200
Rockwell Automation Inc	1,053	475

6	SEI Catholic Values Trust

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2026

Catholic Values Equity Fund

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Rollins Inc	2,023	$96
Ryder System Inc	2,375	596
Saia Inc *	191	90
Schneider National Inc, Cl B	2,470	87
Science Applications International Corp	487	51
Sensata Technologies Holding PLC	17,566	868
Signify NV	61,205	1,483
Simpson Manufacturing Co Inc	408	77
SiteOne Landscape Supply Inc *	487	53
SMS Co Ltd	7,300	92
Snap-on Inc	234	87
Societe BIC SA	942	64
Southwest Airlines Co	1,122	48
SS&C Technologies Holdings Inc	1,126	76
Standex International Corp	1,819	504
Stanley Black & Decker Inc	3,000	238
Swire Pacific Ltd, Cl A	18,500	192
Teleperformance	25,292	1,857
Tetra Tech Inc	6,340	174
Timken Co/The	1,209	155
Toro Co/The	721	65
Toromont Industries Ltd	8,595	1,419
Trane Technologies PLC	2,151	971
TransDigm Group Inc	58	73
TransUnion	974	70
Trex Co Inc *	956	40
Uber Technologies Inc *	4,045	285
Union Pacific Corp	3,457	908
United Airlines Holdings Inc *	1,164	134
United Parcel Service Inc, Cl B	5,859	625
United Rentals Inc	308	307
Valmont Industries Inc	1,240	645
Veralto	714	59
Verisk Analytics Inc, Cl A	474	83
Vertiv Holdings Co, Cl A	5,055	1,596
Waste Connections Inc	8,187	1,220
Waste Management Inc	3,691	780
Watsco Inc	331	121
WESCO International Inc	964	348
Westinghouse Air Brake Technologies Corp	3,665	957
WillScot Holdings Corp	1,711	44
Wolters Kluwer NV	5,498	391
Woodward Inc	405	142
WW Grainger Inc	663	818
Xylem Inc/NY	5,273	578
		57,938
Information Technology — 28.4%
A10 Networks	3,487	105
Accenture PLC, Cl A	8,368	1,565
Adobe Inc *	3,317	860
Advanced Micro Devices Inc *	5,373	2,773
Akamai Technologies Inc *	738	110
Allegro MicroSystems Inc *	1,597	76
Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Amdocs Ltd	8,120	$511
Amphenol Corp, Cl A	14,495	2,156
Analog Devices Inc	1,344	556
Appfolio Inc, Cl A *	282	45
Apple Inc	50,311	15,700
Applied Materials Inc	3,824	1,721
AppLovin Corp, Cl A *	138	85
Arista Networks Inc *	8,717	1,390
Arrow Electronics Inc *	1,030	221
Asana Inc, Cl A *	7,300	56
ASML Holding NV	1,453	2,351
Astera Labs *	491	168
Atlassian Corp, Cl A *	1	—
Autodesk Inc *	334	77
Avnet Inc	2,918	254
Belden Inc	657	69
Benchmark Electronics	1,194	101
Bentley Systems Inc, Cl B	2,299	75
BILL Holdings Inc *	845	31
Broadcom Inc	20,336	9,085
Brother Industries Ltd	73,900	1,740
Cadence Design Systems Inc *	832	312
CCC Intelligent Solutions Holdings Inc *	6,338	30
CDW Corp/DE	4,127	518
Check Point Software Technologies Ltd *	13,222	1,786
Ciena Corp *	1,709	992
Cirrus Logic Inc *	1,236	210
Cisco Systems Inc	12,669	1,526
Clear Secure, Cl A	2,666	148
Cloudflare Inc, Cl A *	406	98
Cognex Corp	6,582	433
Cognizant Technology Solutions Corp, Cl A	869	48
Coherent Corp *	779	282
Cohu Inc *	28,609	1,509
Commvault Systems *	623	74
Crane NXT Co	1,165	45
Crowdstrike Holdings Inc, Cl A *	213	156
Datadog Inc, Cl A *	1,075	266
Dell Technologies Inc, Cl C	503	212
DocuSign Inc, Cl A *	497	26
Dolby Laboratories Inc, Cl A	15,808	882
Dropbox Inc, Cl A *	2,225	60
DXC Technology Co *	86,407	856
Dynatrace Inc *	1,411	60
Elastic NV *	5,727	371
Enphase Energy Inc *	1,799	123
Entegris Inc	553	77
Everpure, Cl A *	1,198	95
F5 Inc *	506	194
Fair Isaac Corp *	42	53
First Solar Inc *	334	102
Flex *	1,535	231
Fortinet Inc *	1,010	139

SEI Catholic Values Trust	7

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2026

Catholic Values Equity Fund

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Gartner Inc *	205	$33
Gen Digital Inc	2,665	69
Gitlab Inc, Cl A *	5,470	170
GLOBALFOUNDRIES Inc *	1,155	92
Globant SA *	146	6
GoDaddy Inc, Cl A *	4,243	364
Guidewire Software Inc *	649	99
Halma PLC	28,595	1,799
Harmonic Inc *	81,051	1,225
Hewlett Packard Enterprise Co	24,506	1,055
Hexagon AB, Cl B	95,450	876
HP Inc	22,192	600
HubSpot Inc *	83	18
Ingram Micro Holding Corp	3,776	107
Intel Corp *	5,563	638
InterDigital	376	95
International Business Machines Corp	1,393	415
Intuit Inc	2,961	982
IPG Photonics Corp *	692	79
Jabil Inc	593	216
Keyence Corp	1,400	704
Keysight Technologies Inc *	2,282	772
KLA Corp	394	757
Kulicke & Soffa Industries Inc	1,690	172
Kyndryl Holdings Inc *	49,858	622
Lam Research Corp	8,766	2,789
Lattice Semiconductor Corp *	1,274	187
Littelfuse Inc	331	155
Lumentum Holdings Inc *	964	824
Manhattan Associates Inc *	64	10
Marvell Technology Inc	6,287	1,289
Micron Technology Inc	4,052	3,934
Microsoft Corp	26,866	12,096
MongoDB Inc, Cl A *	261	88
Monolithic Power Systems Inc	1,301	2,038
Motorola Solutions Inc	3,609	1,455
nCino Inc *	762	12
NetApp Inc	1,531	267
Nutanix Inc, Cl A *	1,091	57
NVIDIA Corp	65,107	13,747
Octave Intelligence *	9,545	163
Okta Inc, Cl A *	276	34
ON Semiconductor Corp *	7,606	917
Onto Innovation Inc *	318	82
Oracle Corp	6,250	1,411
Palantir Technologies Inc, Cl A *	1,017	159
Palo Alto Networks Inc *	2	1
Pegasystems Inc	1,588	57
Power Integrations Inc	800	67
Procore Technologies Inc *	905	45
PTC Inc *	1	—
Qnity Electronics Inc	2,206	344
Qorvo *	980	101
Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
QUALCOMM Inc	5,344	$1,341
Ralliant	209	13
RingCentral Inc, Cl A	199	9
Rogers Corp *	596	84
Roper Technologies Inc	137	45
Salesforce Inc	11,505	2,199
SANDISK CORP *	301	510
SAP SE	10,483	1,897
Seagate Technology Holdings	526	463
SentinelOne Inc, Cl A *	3,347	55
ServiceNow Inc *	1,385	172
Silicon Laboratories Inc *	508	111
Skyworks Solutions Inc	606	47
Snowflake Inc, Cl A *	867	222
SPS Commerce *	864	49
Super Micro Computer Inc *	780	36
Synopsys Inc *	156	74
Taiwan Semiconductor Manufacturing Co Ltd ADR	11,583	4,847
TD SYNNEX Corp	404	106
Teledyne Technologies Inc *	157	97
Teradata Corp *	1,199	41
Teradyne Inc	560	210
Texas Instruments Inc	1,087	332
TOTVS SA	238,800	1,572
Trimble Inc *	1,500	85
Twilio Inc, Cl A *	463	88
Tyler Technologies Inc *	122	38
Ubiquiti Inc	183	107
UiPath Inc, Cl A *	4,862	57
Unity Software Inc *	585	18
Universal Display Corp	10,008	922
VeriSign Inc	2,820	805
Viavi Solutions Inc *	15,442	750
Vontier Corp	7,338	208
Western Digital Corp	2,446	1,299
Workday Inc, Cl A *	1,592	233
Zebra Technologies Corp, Cl A *	677	165
Zoom Video Communications Inc, Cl A *	186	19
Zscaler Inc *	487	68
		127,483
Materials — 3.5%
Air Products and Chemicals Inc	2,804	781
Albemarle Corp	467	82
Alcoa Corp	4,724	367
Amcor	3,272	127
AptarGroup Inc	1,090	126
Ashland	1,507	87
Avery Dennison Corp	548	87
Axalta Coating Systems Ltd *	19,933	613
Ball Corp	927	51
Cabot Corp	1,164	102
Celanese Corp, Cl A	3,090	164

8	SEI Catholic Values Trust

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2026

Catholic Values Equity Fund

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
CF Industries Holdings Inc	921	$104
Cleveland-Cliffs Inc *	4,585	62
Corteva Inc	1,306	102
CRH PLC	939	102
Crown Holdings Inc	5,279	502
Dow Inc	975	33
DuPont de Nemours Inc	9,451	458
Eastman Chemical Co	1,202	91
Ecolab Inc	1,645	421
Element Solutions Inc	5,641	239
FMC Corp	52,662	719
Graphic Packaging Holding Co	4,953	56
Huntsman Corp	4,477	69
Ingevity Corp *	1,326	90
Innospec Inc	1,185	98
International Flavors & Fragrances Inc	737	56
International Paper Co	1,238	41
James Hardie Industries *	2,489	58
Linde PLC	2,144	1,067
Louisiana-Pacific Corp	1,691	129
LyondellBasell Industries NV, Cl A	607	41
Martin Marietta Materials Inc	1,338	778
Mondi	62,236	630
Mosaic Co/The	2,498	60
NewMarket Corp	145	112
Newmont Corp	8,630	948
Nucor Corp	870	218
O-I Glass Inc, Cl I *	8,446	74
Packaging Corp of America	472	103
PPG Industries Inc	510	58
Reliance Inc	4,921	1,874
Rio Tinto Ltd	16,244	2,175
Royal Gold Inc	466	105
Scotts Miracle-Gro Co/The	796	47
Sherwin-Williams Co/The	1,808	549
Smurfit WestRock PLC	5,158	212
Sonoco Products Co	903	44
Steel Dynamics Inc	1,777	462
Syensqo SA	2,051	161
Vulcan Materials Co	363	103
		15,838
Real Estate — 2.0%
Agree Realty ‡	1,136	84
Alexandria Real Estate Equities Inc ‡	322	16
American Homes 4 Rent, Cl A ‡	2,436	78
American Tower Corp ‡	956	179
Americold Realty Trust Inc ‡	1,965	31
AvalonBay Communities Inc ‡	909	166
Brixmor Property Group Inc ‡	4,961	152
BXP Inc ‡	2,949	177
Camden Property Trust ‡	465	50
CareTrust REIT ‡	2,326	95
CBRE Group Inc, Cl A *	5,245	656
Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
COPT Defense Properties ‡	3,768	$121
CoStar Group Inc *	712	23
Cousins Properties Inc ‡	2,645	71
Crown Castle Inc ‡	4,114	376
CTO Realty Growth ‡	7,460	153
CubeSmart ‡	1,472	59
Digital Realty Trust Inc ‡	437	83
EastGroup Properties Inc ‡	635	128
EPR Properties ‡	933	53
Equinix Inc ‡	1,087	1,161
Equity LifeStyle Properties Inc ‡	1,548	96
Equity Residential ‡	780	51
Essex Property Trust Inc ‡	187	51
Extra Space Storage Inc ‡	460	66
Federal Realty Investment Trust ‡	402	48
First Industrial Realty Trust Inc ‡	1,196	74
FirstService Corp	1,276	171
Healthcare Realty Trust, Cl A ‡	3,026	60
Healthpeak Properties Inc ‡	14,877	285
Highwoods Properties Inc ‡	2,287	60
Host Hotels & Resorts Inc ‡	9,310	214
Howard Hughes Holdings Inc *	411	26
Invitation Homes ‡	1,905	56
Iron Mountain Inc ‡	713	91
Jones Lang LaSalle Inc *	410	116
Kilroy Realty Corp ‡	811	28
Kimco Realty Corp ‡	2,506	60
Lamar Advertising Co, Cl A ‡	862	131
Lineage ‡	1,425	63
Medical Properties Trust ‡	9,727	50
Mid-America Apartment Communities Inc ‡	482	62
Millrose Properties	270	8
National Storage Affiliates Trust ‡	1,555	66
Newmark Group Inc, Cl A	4,999	70
NNN REIT Inc ‡	993	44
Omega Healthcare Investors ‡	3,004	141
Park Hotels & Resorts Inc ‡	5,035	61
Prologis Inc ‡	6,809	977
Public Storage ‡	298	91
Rayonier Inc ‡	3,045	64
Realty Income Corp ‡	1,634	100
Regency Centers Corp ‡	826	64
Rexford Industrial Realty Inc ‡	1,192	42
Ryman Hospitality Properties Inc ‡	1,452	167
SBA Communications Corp, Cl A ‡	1,053	214
Simon Property Group Inc ‡	566	116
STAG Industrial Inc ‡	1,910	72
Sun Communities ‡	392	49
Terreno Realty Corp ‡	812	53
UDR Inc ‡	2,288	84
Ventas Inc ‡	1,890	160
Vornado Realty Trust ‡	765	26
Welltower Inc ‡	1,757	361

SEI Catholic Values Trust	9

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2026

Catholic Values Equity Fund

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Weyerhaeuser Co ‡	2,954	$72
WP Carey ‡	1,197	89
Zillow Group Inc, Cl C *	1,230	43
		9,005
Utilities — 2.0%
AES Corp/The	4,013	59
Alliant Energy Corp	1,828	131
Ameren Corp	786	85
American Electric Power Co Inc	1,847	234
American Water Works Co Inc	2,358	291
Brookfield Renewable, Cl A	3,044	122
CenterPoint Energy Inc	2,040	86
Chesapeake Utilities	372	46
CMS Energy Corp	5,948	432
Consolidated Edison Inc	3,038	321
Constellation Energy Corp	369	106
Duke Energy Corp	2,448	300
Edison International	7,451	521
Entergy Corp	1,190	130
Essential Utilities Inc	1,211	45
Evergy Inc	833	68
Eversource Energy	5,900	403
Exelon Corp	15,856	724
FirstEnergy Corp	11,167	518
IDACORP Inc, Cl Rights	994	139
MDU Resources Group Inc	2,166	46
National Fuel Gas Co	1,319	102
NextEra Energy Inc	11,934	1,038
NiSource Inc	1,440	67
NRG Energy Inc	6,378	855
OGE Energy Corp	2,708	128
Pinnacle West Capital Corp	566	56
Portland General Electric	952	48
PPL Corp	21,652	766
Public Service Enterprise Group Inc	1,010	79
Sempra	6,216	554
Spire Inc	978	80
UGI Corp	1,904	66
Vistra Corp	1,148	184
WEC Energy Group Inc	737	82
Xcel Energy Inc	3,858	307
		9,219

Total Common Stock
(Cost $270,654) ($ Thousands)		439,481
Description	Shares	Market Value ($ Thousands)
PREFERRED STOCK — 0.5%

Consumer Discretionary — 0.2%
Volkswagen AG (A)	6,538	$698

Consumer Staples — 0.3%
Henkel AG & Co KGaA (A)	19,130	1,485

Financials — 0.0%
JPMorgan Chase, 4.200%	4,555	79
M&T Bank, 7.500%	1,859	49
		128

Total Preferred Stock
(Cost $2,281) ($ Thousands)		2,311

EXCHANGE-TRADED FUND — 0.0%

Domestic Equity — 0.0%
iShares Russell 2000 Value ETF	478	103

Total Exchange-Traded Fund
(Cost $78) ($ Thousands)		103

	Number of Rights
RIGHTS — 0.0%
Health Care — 0.0%
Abiomed Inc *‡‡(B)	297	–
Hologic Inc *‡‡	1,306	–
Total Rights
(Cost $—) ($ Thousands)		–

	Shares
CASH EQUIVALENT — 1.0%
SEI Daily Income Trust, Government Fund, Institutional Class
3.490%**†	4,334,270	4,334
Total Cash Equivalent
(Cost $4,334) ($ Thousands)		4,334
Total Investments in Securities — 99.4%
(Cost $277,347) ($ Thousands)		$446,229

A list of the open futures contracts held by the Fund at May 31, 2026, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation(Thousands)
Long Contracts
S&P 500 Index E-Mini	12	Jun-2026	$4,350	$4,557	$207

10	SEI Catholic Values Trust

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2026

Catholic Values Equity Fund (Concluded)

Percentages are based on Net Assets of $448,813 ($Thousands).
*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of May 31, 2026.
†	Investment in Affiliated Security.
††	Narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.
‡	Real Estate Investment Trust.
‡‡	Expiration date not available.
(A)	No interest rate available.
(B)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
ADR — American Depositary Receipt
Cl — Class
ETF — Exchange-Traded Fund
Ltd. — Limited
PLC — Public Limited Company
REIT — Real Estate Investment Trust
S&P— Standard & Poor's

The following is a summary of the Fund’s transactions with affiliates for the period ended May 31, 2026 ($ Thousands):

Security Description	Value 2/28/2026	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 5/31/2026	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Institutional Class	$5,670	$6,495	$(7,831)	$—	$—	$4,334	$41	$—

Amounts designated as “—” are either $0 or have been rounded to $0.

SEI Catholic Values Trust	11

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2026

Catholic Values Fixed Income Fund

	Face Amount	Market Value
Description	(Thousands)	($ Thousands)
MORTGAGE-BACKED SECURITIES — 39.2%
Agency Mortgage-Backed Obligations — 30.1%
FHLMC
6.000%, 03/01/2035 to 07/01/2040	$168	$175
5.500%, 04/01/2030 to 02/01/2054	1,488	1,515
5.000%, 06/01/2041 to 11/01/2054	1,286	1,278
4.500%, 06/01/2038 to 01/01/2054	2,254	2,179
4.000%, 07/01/2037 to 02/01/2053	2,316	2,188
3.500%, 04/01/2034 to 11/01/2052	1,342	1,240
3.000%, 06/01/2034 to 06/01/2052	2,472	2,243
2.500%, 01/01/2050 to 05/01/2052	3,968	3,382
2.000%, 07/01/2041 to 04/01/2052	2,269	1,851
FHLMC ARM
6.131%, RFUCCT1Y + 1.595%, 06/01/2047(A)	49	51
6.103%, RFUCCT1Y + 1.621%, 10/01/2046(A)	116	120
FHLMC CMO, Ser 2018-4813, Cl CJ
3.000%, 08/15/2048	43	37
FHLMC CMO, Ser 2020-5038, Cl PJ
0.750%, 10/25/2050	250	180
FHLMC CMO, Ser 2022-5224, Cl HL
4.000%, 04/25/2052	200	184
FHLMC CMO, Ser 2022-5230, Cl PE
2.000%, 12/25/2051	100	82
FHLMC CMO, Ser 2024-5473, Cl BF
4.912%, SOFR30A + 1.300%, 11/25/2054(A)	217	219
FHLMC Multifamily Structured Pass-Through Certificates, Ser 2021-K124, Cl X1, IO
0.711%, 12/25/2030(A)	2,951	81
FNMA
6.000%, 01/01/2055	342	356
5.500%, 08/01/2049 to 11/01/2053	1,590	1,618
5.000%, 11/01/2049 to 11/01/2054	2,567	2,563
4.500%, 07/01/2033 to 01/01/2059	5,078	4,927
4.000%, 01/01/2037 to 06/01/2057	4,781	4,519
3.500%, 05/01/2037 to 05/01/2052	3,117	2,891
3.000%, 11/01/2034 to 09/01/2061	2,700	2,412
2.500%, 01/01/2032 to 04/01/2052	5,117	4,500
2.000%, 01/01/2042 to 03/01/2052	3,833	3,113
FNMA ARM
5.869%, RFUCCT1Y + 1.592%, 04/01/2047(A)	63	65
FNMA CMO, Ser 2012-118, Cl VZ
3.000%, 11/25/2042	99	91
FNMA CMO, Ser 2014-6, Cl Z
2.500%, 02/25/2044	121	107
FNMA CMO, Ser 2020-56, Cl AQ
2.000%, 08/25/2050	193	155
FNMA CMO, Ser 2020-57, Cl TA
2.000%, 04/25/2050	37	32
GNMA
5.500%, 11/20/2052 to 08/20/2053	1,082	1,099
	Face Amount	Market Value
Description	(Thousands)	($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
5.000%, 11/20/2048 to 10/20/2053	$1,141	$1,133
4.500%, 01/15/2042 to 09/20/2052	1,248	1,223
4.000%, 08/15/2045 to 10/20/2052	918	866
3.500%, 04/20/2046 to 02/20/2052	561	514
3.000%, 09/20/2046 to 04/20/2052	267	238
2.500%, 09/20/2051	766	655
2.000%, 02/20/2052	567	466
GNMA CMO, Ser 2012-34, Cl SA, IO
2.333%, 03/20/2042(A)	47	4
GNMA CMO, Ser 2021-188, Cl PA
2.000%, 10/20/2051	215	178
GNMA CMO, Ser 2021-223, Cl P
2.000%, 06/20/2051	68	59
GNMA CMO, Ser 2022-139, Cl AL
4.000%, 07/20/2051	100	92
GNMA CMO, Ser 2022-189, Cl PT
2.500%, 10/20/2051	77	64
GNMA CMO, Ser 2022-63, Cl LM
3.500%, 10/20/2050	100	85
GNMA TBA
5.500%, 06/20/2037	150	151
5.000%, 06/15/2040	225	222
4.500%, 06/01/2039	75	72
4.000%, 06/01/2039	1,575	1,464
3.500%, 06/15/2041	850	766
3.000%, 06/15/2056	75	67
2.500%, 06/15/2056	1,500	1,283
GNMA, Ser 2020-178, Cl IO, IO
1.422%, 10/16/2060(A)	1,056	100
UMBS TBA
5.500%, 06/12/2037	350	351
5.000%, 06/15/2056	1,150	1,131
4.500%, 06/15/2056	1,600	1,536
4.000%, 06/15/2056	3,150	2,949
3.500%, 06/15/2056	4,400	3,999
3.000%, 06/15/2056	275	240
2.500%, 06/15/2056	1,875	1,569
2.000%, 06/15/2056	1,100	880
		67,810
Non-Agency Mortgage-Backed Obligations — 9.1%
ACRA Trust, Ser 2024-NQM1, Cl A1
5.608%, 10/25/2064(B)(C)	326	326
Angel Oak Mortgage Trust, Ser 2022-3, Cl A3
4.064%, 01/25/2067(A)(B)	83	77
Angel Oak Mortgage Trust, Ser 2022-4, Cl A1
4.650%, 05/25/2067(B)(C)	432	431
ARES Trust, Ser 2025-IND3, Cl A
5.127%, TSFR1M + 1.500%, 04/15/2042(A)(B)	328	328

12	SEI Catholic Values Trust

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2026

Catholic Values Fixed Income Fund

	Face Amount	Market Value
Description	(Thousands)	($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
BANK, Ser 2017-BNK8, Cl XA, IO
0.703%, 11/15/2050(A)	$1,309	$8
BANK, Ser 2019-BNK21, Cl XA, IO
0.812%, 10/17/2052(A)	3,785	84
BANK, Ser 2025-BNK49, Cl A5
5.623%, 03/15/2058(A)	341	354
BANK5 Trust, Ser 2024-5YR6, Cl C
6.967%, 05/15/2057(A)	100	102
Barclays Commercial Mortgage Trust, Ser 2019-C3, Cl A3
3.319%, 05/15/2052	569	552
BBCMS Mortgage Trust, Ser 2024-5C31, Cl A3
5.609%, 12/15/2057	495	508
BDS, Ser 2025-FL15, Cl C
5.763%, TSFR1M + 2.150%, 03/19/2043(A)(B)	230	230
Benchmark Mortgage Trust, Ser 2019-B13, Cl A4
2.952%, 08/15/2057	592	559
Benchmark Mortgage Trust, Ser 2020-B17, Cl A2
2.211%, 03/15/2053	115	109
Benchmark Mortgage Trust, Ser 2020-B22, Cl ASB
1.731%, 01/15/2054	439	415
BRAVO Residential Funding Trust, Ser 2026-NQM1, Cl A1
4.830%, 12/25/2065(A)(B)	297	294
BSPDF Issuer, Ser 2026-FL3, Cl AS
5.325%, TSFR1M + 1.700%, 09/18/2043(A)(B)	310	310
BX Commercial Mortgage Trust, Ser 2024-XL5, Cl A
5.019%, TSFR1M + 1.392%, 03/15/2041(A)(B)	317	317
BX Commercial Mortgage Trust, Ser 2025-JDI, Cl C
5.377%, TSFR1M + 1.750%, 11/15/2042(A)(B)	218	218
BX Trust, Ser 2024-BIO, Cl B
5.568%, TSFR1M + 1.941%, 02/15/2041(A)(B)	220	220
BX Trust, Ser 2025-VLT6, Cl A
5.070%, TSFR1M + 1.443%, 03/15/2042(A)(B)	329	329
BX Trust, Ser 2025-VOLT, Cl A
5.327%, TSFR1M + 1.700%, 12/15/2044(A)(B)	671	671
Chase Home Lending Mortgage Trust Series, Ser 2025-11, Cl A4A
5.000%, 02/25/2056(A)(B)	477	473
	Face Amount	Market Value
Description	(Thousands)	($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
Chase Home Lending Mortgage Trust, Ser 2024-10, Cl A4A
5.500%, 10/25/2055(A)(B)	$164	$165
CIM Trust, Ser 2021-R4, Cl A1A
2.000%, 05/01/2061(A)(B)	299	282
Citigroup Commercial Mortgage Trust, Ser 2019-C7, Cl XA, IO
0.814%, 12/15/2072(A)	954	24
Cross Mortgage Trust, Ser 2024-H2, Cl A1
6.093%, 04/25/2069(B)(C)	171	172
Cross Mortgage Trust, Ser 2025-H4, Cl A2
5.778%, 06/25/2070(B)(C)	315	316
CSMC Trust, Ser 2021-NQM5, Cl A1
0.938%, 05/25/2066(A)(B)	396	333
CSMC Trust, Ser 2022-NQM5, Cl A1
5.169%, 05/25/2067(A)(B)	141	140
CSMC Trust, Ser 2022-RPL4, Cl A1
3.904%, 04/25/2062(A)(B)	155	148
FHLMC STACR REMIC Trust, Ser 2021-DNA6, Cl M2
5.112%, SOFR30A + 1.500%, 10/25/2041(A)(B)	185	185
FHLMC STACR REMIC Trust, Ser 2022-DNA2, Cl M2
7.362%, SOFR30A + 3.750%, 02/25/2042(A)(B)	110	112
FHLMC STACR REMIC Trust, Ser 2022-DNA6, Cl M1A
5.762%, SOFR30A + 2.150%, 09/25/2042(A)(B)	11	12
FHLMC STACR REMIC Trust, Ser 2024-DNA1, Cl M2
5.562%, SOFR30A + 1.950%, 02/25/2044(A)(B)	250	252
First Franklin Mortgage Loan Trust, Ser 2006-FF13, Cl A2D
4.179%, TSFR1M + 0.594%, 10/25/2036(A)	444	287
FS Commercial Mortgage Trust, Ser 2023-4SZN, Cl B
7.544%, 11/10/2039(A)(B)	160	161
FS Rialto Issuer, Ser 2026-FL11, Cl AS
5.263%, TSFR1M + 1.650%, 01/19/2044(A)(B)	305	305
GCAT Trust, Ser 2024-INV1, Cl 1A2
5.500%, 01/25/2054(A)(B)	139	138
GCAT Trust, Ser 2025-INV2, Cl A1
6.000%, 05/25/2055(A)(B)	328	332
GS Mortgage Backed Securities Trust, Ser 2025-PJ5, Cl A5
5.500%, 10/25/2055(A)(B)	170	169
GS Mortgage Securities Trust, Ser 2020-GSA2, Cl AAB
1.662%, 12/12/2053	194	186

SEI Catholic Values Trust	13

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2026

Catholic Values Fixed Income Fund

	Face Amount	Market Value
Description	(Thousands)	($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
GS Mortgage-Backed Securities Trust 2026-PJ7, Ser 2026-PJ7, Cl A5
5.000%, 10/25/2056(A)(B)	$551	$546
GS Mortgage-Backed Securities Trust, Ser 2025-PJ11, Cl A4
5.500%, 05/25/2056(A)(B)	537	535
GS Mortgage-Backed Securities Trust, Ser 2025-PJ6, Cl A8
5.500%, 11/25/2055(A)(B)	120	120
GS Mortgage-Backed Securities Trust, Ser 2025-PJ7, Cl A5
5.500%, 12/25/2055(A)(B)	184	183
GS Mortgage-Backed Securities Trust, Ser 2025-PJ8, Cl A5
5.500%, 02/25/2056(A)(B)	367	366
HOMES 2026-NQM1 Trust, Ser 2026-NQM1, Cl A2
5.053%, 09/25/2070(B)(C)	279	276
HOMES Trust, Ser 2024-NQM2, Cl A1
5.717%, 10/25/2069(B)(C)	192	193
JPMDB Commercial Mortgage Securities Trust, Ser 2017-C7, Cl XA, IO
0.816%, 10/15/2050(A)	1,125	9
JPMorgan Mortgage Trust, Ser 2020-3, Cl A3A
3.000%, 08/25/2050(A)(B)	49	43
JPMorgan Mortgage Trust, Ser 2024-4, Cl A4A
6.000%, 10/25/2054(A)(B)	74	74
JPMorgan Mortgage Trust, Ser 2025-CCM1, Cl A4
5.500%, 06/25/2055(A)(B)	342	342
LBTY Commercial Mortgage Trust, Ser 2026-225L, Cl A
4.593%, 02/10/2043(A)(B)	256	252
MF1, Ser 2025-FL17, Cl B
5.417%, TSFR1M + 1.792%, 02/18/2040(A)(B)	200	200
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2016-C32, Cl ASB
3.514%, 12/15/2049	11	11
Morgan Stanley Capital I Trust 2019-L3, Ser L3, Cl A3
2.874%, 11/15/2052	643	610
New Residential Mortgage Loan Trust, Ser 2017-3A, Cl A1
4.000%, 04/25/2057(A)(B)	68	66
New Residential Mortgage Loan Trust, Ser 2019-6A, Cl B2
4.250%, 09/25/2059(A)(B)	151	147
New Residential Mortgage Loan Trust, Ser 2019-NQM4, Cl A1
2.492%, 09/25/2059(A)(B)	94	91
	Face Amount	Market Value
Description	(Thousands)	($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
NJ Trust, Ser 2023-GSP, Cl A
6.481%, 01/06/2029(A)(B)	$100	$103
NYC Trust 2026-9W57, Ser 9W57, Cl A
5.053%, 06/06/2040(A)(B)	348	347
NYC Trust, Ser 2024-3ELV, Cl A
5.618%, TSFR1M + 1.991%, 08/15/2029(A)(B)	100	100
OBX Trust, Ser 2022-NQM1, Cl A2
3.001%, 11/25/2061(A)(B)	120	95
OBX Trust, Ser 2022-NQM6, Cl A1
4.700%, 07/25/2062(B)(C)	117	117
OBX Trust, Ser 2022-NQM7, Cl A1
5.110%, 08/25/2062(B)(C)	118	118
OBX Trust, Ser 2023-NQM6, Cl A1
6.520%, 07/25/2063(B)(C)	127	127
OBX Trust, Ser 2023-NQM7, Cl A1
6.844%, 04/25/2063(B)(C)	104	104
OBX Trust, Ser 2024-NQM3, Cl A3
6.433%, 12/25/2063(B)(C)	50	51
PCY Trust 2026-FCMT, Ser FCMT, Cl A
5.153%, 04/05/2041(A)(B)	380	382
Pret, Ser 2025-NPL7, Cl A1
5.657%, 07/25/2055(B)(C)	97	97
PRKCM Trust, Ser 2022-AFC1, Cl A1A
5.100%, 04/25/2057(A)(B)	61	60
PRPM Trust, Ser 2024-NQM4, Cl A1
5.674%, 12/26/2069(B)(C)	291	292
PRPM Trust, Ser 2025-RCF1, Cl A1
4.845%, 01/25/2056(B)(C)	280	278
PRPM, Ser 2024-RCF1, Cl A1
4.000%, 01/25/2054(B)(C)	349	345
PRPM, Ser 2025-RCF3, Cl A2
5.250%, 07/25/2055(B)(C)	385	383
Sequoia Mortgage Trust, Ser 2024-4, Cl A4
6.000%, 05/25/2054(A)(B)	92	92
Sequoia Mortgage Trust, Ser 2024-7, Cl A11
6.000%, 08/25/2054(A)(B)	1	1
Sequoia Mortgage Trust, Ser 2025-2, Cl A5
5.500%, 03/25/2055(A)(B)	159	159
Sequoia Mortgage Trust, Ser 2025-4, Cl A5
5.500%, 04/25/2055(A)(B)	186	186
SFAVE Commercial Mortgage Securities Trust, Ser 2015-5AVE, Cl A2A
3.659%, 01/05/2043(A)(B)	195	170
SFAVE Commercial Mortgage Securities Trust, Ser 2015-5AVE, Cl A2B
4.144%, 01/05/2043(A)(B)	250	218
SLG Office Trust, Ser 2021-OVA, Cl C
2.851%, 07/15/2041(B)	400	354
SMRT, Ser 2022-MINI, Cl D
5.578%, TSFR1M + 1.950%, 01/15/2039(A)(B)	210	210

14	SEI Catholic Values Trust

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2026

Catholic Values Fixed Income Fund

	Face Amount	Market Value
Description	(Thousands)	($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
UBS Commercial Mortgage Trust, Ser 2018-C13, Cl ASB
4.241%, 10/15/2051	$254	$253
WaMu Mortgage Pass-Through Certificates, Ser 2005-AR8, Cl 2A1A
4.279%, TSFR1M + 0.694%, 07/25/2045(A)	408	396
Wells Fargo Commercial Mortgage Trust, Ser 2016-C37, Cl A4
3.525%, 12/15/2049	118	117
Wells Fargo Commercial Mortgage Trust, Ser 2025-5C6, Cl A3
5.186%, 10/15/2058	486	492
		20,345

Total Mortgage-Backed Securities
(Cost $89,886) ($ Thousands)		88,155

U.S. TREASURY OBLIGATIONS — 26.7%
U.S. Treasury Bonds
5.000%, 05/15/2056	9,358	9,386
4.875%, 08/15/2045	4,765	4,705
4.750%, 08/15/2055	1,203	1,158
4.750%, 02/15/2056	372	359
4.625%, 05/15/2044	390	375
4.625%, 11/15/2044	1,022	980
4.625%, 02/15/2046	844	806
4.625%, 02/15/2055	592	558
4.250%, 02/15/2054	969	858
4.250%, 08/15/2054	969	858
4.125%, 08/15/2053	404	351
3.625%, 05/15/2053	3,227	2,557
3.000%, 08/15/2052	1,411	992
U.S. Treasury Inflation Indexed Bonds
1.875%, 07/15/2035	972	965
U.S. Treasury Notes
4.375%, 05/15/2036	4,386	4,363
4.250%, 05/31/2033	2,935	2,929
4.125%, 05/31/2031	13,431	13,423
4.125%, 02/15/2036	1,111	1,084
4.000%, 05/31/2028	3,790	3,790
3.875%, 05/15/2029	2,130	2,120
3.500%, 03/15/2029	3,255	3,208
3.500%, 02/28/2031	3,350	3,260
3.375%, 02/29/2028	1,063	1,052

Total U.S. Treasury Obligations
(Cost $60,886) ($ Thousands)		60,137
	Face Amount	Market Value
Description	(Thousands)	($ Thousands)
CORPORATE OBLIGATIONS — 23.7%
Communication Services — 2.3%
Altice Financing
9.625%, 07/15/2027 (B)	$50	$39
Altice France
9.500%, 11/01/2029 (B)	2	2
6.875%, 07/15/2032 (B)	15	14
6.500%, 04/15/2032 (B)	3	3
AT&T
4.750%, 04/30/2033	196	194
3.650%, 09/15/2059	109	71
3.500%, 06/01/2041	151	117
2.550%, 12/01/2033	339	287
2.300%, 06/01/2027	60	59
2.250%, 02/01/2032	50	44
CCO Holdings
4.750%, 02/01/2032 (B)	100	89
Charter Communications Operating
6.550%, 06/01/2034	110	113
6.484%, 10/23/2045	20	18
6.384%, 10/23/2035	413	416
5.375%, 04/01/2038	10	9
5.125%, 07/01/2049	10	8
4.400%, 04/01/2033	270	249
3.500%, 03/01/2042	10	7
Comcast
5.168%, 01/15/2037 (B)	188	183
4.250%, 10/15/2030	200	198
4.150%, 10/15/2028	40	40
3.400%, 04/01/2030	20	19
2.887%, 11/01/2051	224	131
CSC Holdings
11.750%, 01/31/2029 (B)	115	73
4.500%, 11/15/2031 (B)	200	113
Discovery Global Holdings
4.054%, 03/15/2029	20	20
DISH Network
11.750%, 11/15/2027 (B)	33	34
EchoStar
10.750%, 11/30/2029	17	19
Fox
6.500%, 10/13/2033	50	54
Getty Images
10.500%, 11/15/2030 (B)	25	22
HUT 8 DC
6.192%, 11/15/2042 (B)	226	229
Meta Platforms
6.300%, 05/15/2056	94	95
5.625%, 11/15/2055	355	327
5.600%, 05/15/2053	20	18
4.875%, 11/15/2035	105	103
Midcontinent Communications
8.000%, 08/15/2032 (B)	49	46

SEI Catholic Values Trust	15

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2026

Catholic Values Fixed Income Fund

	Face Amount	Market Value
Description	(Thousands)	($ Thousands)
CORPORATE OBLIGATIONS (continued)
Sinclair Television Group
8.125%, 02/15/2033 (B)	$5	$5
Sirius XM Radio
5.000%, 08/01/2027 (B)	48	48
Snap
6.875%, 03/01/2033 (B)	30	30
Sprint Spectrum
5.152%, 03/20/2028 (B)	134	134
Time Warner Cable
7.300%, 07/01/2038	90	94
6.550%, 05/01/2037	10	10
Time Warner Cable Enterprises
8.375%, 07/15/2033	50	56
T-Mobile USA
5.150%, 04/15/2034	40	40
3.875%, 04/15/2030	885	861
3.750%, 04/15/2027	10	10
3.400%, 10/15/2052	30	20
3.375%, 04/15/2029	20	19
2.875%, 02/15/2031	20	19
2.625%, 02/15/2029	40	38
Verizon Communications
4.780%, 02/15/2035	272	265
Virgin Media O2 Vendor Financing Notes VI DAC
8.500%, 03/15/2033 (B)	36	31
Vmed O2 UK Financing I
7.750%, 04/15/2032 (B)	8	7
6.750%, 01/15/2033 (B)	10	9
4.750%, 07/15/2031 (B)	27	23
VZ Secured Financing BV
5.000%, 01/15/2032 (B)	60	52
Windstream Services
8.250%, 10/01/2031 (B)	10	11
Zayo Group Holdings
9.250%, 03/09/2030 (B)	25	25
		5,270

Consumer Discretionary — 1.6%
Amazon.com
5.800%, 03/13/2056	125	125
4.950%, 12/05/2044	127	120
4.100%, 04/13/2062	374	280
3.875%, 08/22/2037	280	252
Ashtead Capital
2.450%, 08/12/2031 (B)	529	467
BCPE Flavor Debt Merger Sub and BCPE Flavor Issuer
9.500%, 07/01/2032 (B)	15	14
Element Fleet Management
4.641%, 11/24/2030 (B)	259	256
Ferrellgas
9.250%, 01/15/2031 (B)	89	94
	Face Amount		Market Value
Description	(Thousands)		($ Thousands)
CORPORATE OBLIGATIONS (continued)
General Motors Financial
2.400%, 10/15/2028		$553	$526
Grand Canyon University
5.125%, 10/01/2028		15	15
Home Depot
3.300%, 04/15/2040		10	8
3.250%, 04/15/2032		50	47
2.700%, 04/15/2030		20	19
2.500%, 04/15/2027		30	30
1.375%, 03/15/2031		50	43
Lowe's
5.625%, 04/15/2053		245	236
5.000%, 04/15/2040		53	50
4.500%, 04/15/2030		20	20
3.700%, 04/15/2046		96	72
Michaels
8.500%, 03/15/2033 (B)		70	68
Pioneer Opco
7.000%, 05/15/2033 (B)		10	10
Robert Bosch GmbH MTN
4.375%, 06/02/2043	EUR	100	115
Triton Container International
5.150%, 02/15/2033		$249	245
3.250%, 03/15/2032		422	375
Upbound Group
6.375%, 02/15/2029 (B)		25	25
Volkswagen Group of America Finance
5.650%, 03/25/2032 (B)		145	148
Voyager Parent
9.250%, 07/01/2032 (B)		31	33
			3,693

Consumer Staples — 0.4%
Coca-Cola
3.375%, 03/25/2027		20	20
Constellation Brands
4.800%, 05/01/2030		160	161
4.350%, 05/09/2027		20	20
2.250%, 08/01/2031		170	150
Costco Wholesale
1.600%, 04/20/2030		40	36
1.375%, 06/20/2027		70	68
Energizer Holdings
6.000%, 09/15/2033 (B)		60	57
Kraft Heinz Foods
4.250%, 03/01/2031		10	10
Maple Parent Holdings
4.728%, 03/26/2035 (B)	EUR	100	119
Opal Bidco SAS
6.500%, 03/31/2032 (B)		$25	25
Post Holdings
6.250%, 02/15/2032 (B)		100	102

16	SEI Catholic Values Trust

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2026

Catholic Values Fixed Income Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Spectrum Brands
3.875%, 03/15/2031 (B)	$55	$48
		816

Energy — 1.5%
Blue Racer Midstream
7.250%, 07/15/2032 (B)	20	21
BP Capital Markets America
3.633%, 04/06/2030	20	19
3.588%, 04/14/2027	10	10
Cheniere Energy
4.625%, 10/15/2028	20	20
Cheniere Energy Partners
4.000%, 03/01/2031	10	9
3.250%, 01/31/2032	40	37
Columbia Pipelines Operating
6.544%, 11/15/2053 (B)	20	21
6.036%, 11/15/2033 (B)	435	460
5.439%, 02/15/2035 (B)	246	250
ConocoPhillips
5.550%, 03/15/2054	78	76
5.500%, 01/15/2055	124	119
Diamondback Energy
6.250%, 03/15/2033	214	230
5.550%, 04/01/2035	322	332
3.250%, 12/01/2026	10	10
Ecopetrol
4.625%, 11/02/2031	120	108
Energy Transfer
5.750%, 02/15/2033	169	176
5.550%, 05/15/2034	101	103
4.950%, 06/15/2028	20	20
Global Partners
8.250%, 01/15/2032 (B)	5	5
Gulfstream Natural Gas System
5.600%, 07/23/2035 (B)	592	604
Kinder Morgan
5.200%, 03/01/2048	10	9
4.300%, 03/01/2028	80	80
Kodiak Gas Services
6.500%, 10/01/2033 (B)	55	56
MPLX
4.800%, 02/15/2029	80	81
Occidental Petroleum
3.200%, 08/15/2026	30	30
ONEOK
6.625%, 09/01/2053	40	42
Sunoco
7.875%, H15T5Y + 4.230%(A)(B)(E)	70	73
5.625%, 07/15/2034 (B)	15	15
Targa Resources
4.200%, 02/01/2033	40	38
Description	Face Amount (Thousands)		Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Targa Resources Partners
5.500%, 03/01/2030		$20	$20
5.000%, 01/15/2028		10	10
4.875%, 02/01/2031		50	50
Tennessee Gas Pipeline
2.900%, 03/01/2030 (B)		60	56
TransMontaigne Partners
8.500%, 06/15/2030 (B)		7	7
Transocean International
8.750%, 02/15/2030 (B)		7	7
Venture Global Calcasieu Pass
3.875%, 11/01/2033 (B)		60	54
Venture Global LNG
8.125%, 06/01/2028 (B)		4	4
Venture Global Plaquemines LNG
6.750%, 01/15/2036 (B)		27	29
6.125%, 12/15/2030 (B)		30	31
Williams
7.500%, 01/15/2031		10	11
			3,333

Financials — 8.4%
AA Bond MTN
7.375%, 07/31/2029	GBP	100	141
Acrisure
7.500%, 11/06/2030 (B)		$120	120
AIA Group MTN
4.950%, 03/30/2035 (B)		237	235
Aircastle
5.000%, 05/15/2031 (B)		390	386
Alliant Holdings Intermediate
7.375%, 10/01/2032 (B)		11	11
7.000%, 01/15/2031 (B)		7	7
American Express
5.667%, SOFR + 1.790%, 04/25/2036 (A)		55	57
4.918%, SOFR + 1.220%, 07/20/2033 (A)		702	703
4.050%, 05/03/2029		50	50
Aon North America
5.450%, 03/01/2034		110	112
Ares Capital
5.550%, 01/15/2030		289	288
Atlas Warehouse Lending
4.625%, 11/15/2028 (B)		651	643
Aviation Capital Group
4.800%, 10/24/2030 (B)		576	571
Bank of America
5.288%, SOFR + 1.910%, 04/25/2034 (A)		256	260
5.045%, SOFR + 1.130%, 02/06/2037 (A)		638	629

SEI Catholic Values Trust	17

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2026

Catholic Values Fixed Income Fund

Description	Face Amount (Thousands)		Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
3.419%, TSFR3M + 1.302%, 12/20/2028 (A)		$42	$41
3.311%, SOFR + 1.580%, 04/22/2042 (A)		467	362
2.572%, SOFR + 1.210%, 10/20/2032 (A)		90	80
1.734%, SOFR + 0.960%, 07/22/2027 (A)		125	125
Bank of America MTN
5.000%, 01/21/2044		20	19
4.376%, SOFR + 1.580%, 04/27/2028 (A)		100	100
4.250%, 10/22/2026		50	50
3.970%, TSFR3M + 1.332%, 03/05/2029 (A)		150	149
3.593%, TSFR3M + 1.632%, 07/21/2028 (A)		90	89
2.972%, SOFR + 1.330%, 02/04/2033 (A)		15	13
Bank of New York Mellon MTN
4.289%, SOFR + 1.418%, 06/13/2033 (A)		100	97
Barclays
6.490%, SOFR + 2.220%, 09/13/2029 (A)		582	604
Blackstone Holdings Finance
6.250%, 08/15/2042 (B)		118	121
5.000%, 06/15/2044 (B)		200	181
Brown & Brown
5.250%, 06/23/2032		360	361
Capital One Financial
4.927%, SOFR + 2.057%, 05/10/2028 (A)		42	42
Citibank
4.914%, 05/29/2030		90	91
Citigroup
4.658%, SOFR + 1.887%, 05/24/2028 (A)		20	20
4.450%, 09/29/2027		70	70
4.412%, SOFR + 3.914%, 03/31/2031 (A)		233	231
4.125%, 07/25/2028		90	89
3.785%, SOFR + 1.939%, 03/17/2033 (A)		160	151
Corebridge Global Funding
4.850%, 06/06/2030 (B)		566	567
Dalrymple Bay Finance Pty MTN
6.234%, 03/24/2031	AUD	30	22
Farmers Exchange Capital II
6.151%, TSFR3M + 4.006%, 11/01/2053 (A)(B)		$165	160
First Eagle Holdings
7.250%, 08/15/2032 (B)		49	50
Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
FirstCash
6.125%, 05/01/2034 (B)	$10	$10
Fiserv
5.625%, 08/21/2033	120	122
5.450%, 03/15/2034	30	30
5.250%, 08/11/2035	135	132
GA Global Funding Trust
5.500%, 01/08/2029 (B)	521	527
Global Atlantic Finance
3.125%, 06/15/2031 (B)	289	259
Goldman Sachs Group
5.094%, SOFR + 1.340%, 04/20/2034 (A)	10	10
5.016%, SOFR + 1.420%, 10/23/2035 (A)	125	123
Golub Capital BDC
7.050%, 12/05/2028	119	122
6.000%, 07/15/2029	241	242
Guardian Life Global Funding
4.798%, 04/28/2030 (B)	310	312
ING Groep
6.114%, SOFR + 2.090%, 09/11/2034 (A)	300	319
4.803%, SOFRINDX + 1.260%, 03/23/2032 (A)	336	334
JPMorgan Chase
5.766%, SOFR + 1.490%, 04/22/2035 (A)	213	222
4.565%, SOFR + 1.750%, 06/14/2030 (A)	180	180
4.493%, TSFR3M + 3.790%, 03/24/2031 (A)	298	296
3.509%, TSFR3M + 1.207%, 01/23/2029 (A)	390	384
2.522%, SOFR + 2.040%, 04/22/2031 (A)	130	120
KKR
5.100%, 08/07/2035	511	498
KKR Group Finance III
5.125%, 06/01/2044 (B)	215	194
KKR Group Finance VIII
3.500%, 08/25/2050 (B)	137	92
Liberty Mutual Group
4.569%, 02/01/2029 (B)	270	269
Lloyds Banking Group
5.721%, H15T1Y + 1.070%, 06/05/2030 (A)	534	550
Macquarie Group MTN
5.033%, TSFR3M + 2.012%, 01/15/2030 (A)(B)	280	282
Marsh & McLennan
4.950%, 03/15/2036	130	128
Massachusetts Mutual Life Insurance
5.672%, 12/01/2052 (B)	305	295

18	SEI Catholic Values Trust

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2026

Catholic Values Fixed Income Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
3.375%, 04/15/2050 (B)	$144	$98
Moody's
3.250%, 05/20/2050	235	157
Morgan Stanley
5.466%, SOFR + 1.730%, 01/18/2035 (A)	20	21
5.320%, SOFR + 1.555%, 07/19/2035 (A)	420	424
5.192%, SOFR + 1.510%, 04/17/2031 (A)	257	261
5.073%, SOFR + 1.184%, 01/30/2037 (A)	335	328
Morgan Stanley MTN
3.622%, SOFR + 3.120%, 04/01/2031 (A)	384	369
2.511%, SOFR + 1.200%, 10/20/2032 (A)	180	159
Morgan Stanley Private Bank
4.734%, SOFR + 1.080%, 07/18/2031 (A)	170	169
4.204%, SOFR + 0.780%, 11/17/2028 (A)	90	90
MSCI
5.250%, 09/01/2035	265	261
Peachtree Corners Funding Trust II
6.012%, 05/15/2035 (B)	255	265
PNC Financial Services Group
5.676%, SOFR + 1.902%, 01/22/2035 (A)	247	255
5.582%, SOFR + 1.841%, 06/12/2029 (A)	80	82
Sixth Street Lending Partners
6.500%, 03/11/2029	254	259
State Street
3.152%, SOFR + 2.650%, 03/30/2031 (A)	80	76
Teachers Insurance & Annuity Association of America
4.900%, 09/15/2044 (B)	130	116
UBS Group
4.194%, SOFR + 3.730%, 04/01/2031 (A)(B)	250	244
US Bancorp
5.678%, SOFR + 1.860%, 01/23/2035 (A)	192	198
Wells Fargo
5.211%, SOFR + 1.380%, 12/03/2035 (A)	35	35
5.150%, SOFR + 1.500%, 04/23/2031 (A)	457	464
Wells Fargo MTN
5.574%, SOFR + 1.740%, 07/25/2029 (A)	40	41
Description	Face Amount (Thousands)		Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
5.557%, SOFR + 1.990%, 07/25/2034 (A)		$360	$370
			18,892
Health Care — 0.7%
CVS Health
7.000%, H15T5Y + 2.886%, 03/10/2055 (A)		65	68
6.750%, H15T5Y + 2.516%, 12/10/2054 (A)		40	42
4.125%, 04/01/2040		5	4
3.625%, 04/01/2027		30	30
2.125%, 09/15/2031		30	26
1.875%, 02/28/2031		10	9
CVS Pass-Through Trust
7.507%, 01/10/2032 (B)		226	238
6.036%, 12/10/2028		72	73
5.926%, 01/10/2034 (B)		353	358
Elevance Health
4.550%, 05/15/2052		20	16
4.100%, 05/15/2032		100	96
3.650%, 12/01/2027		30	30
HORSESHOE FUNDING TRUST I
6.062%, 02/15/2036 (B)		110	111
Humana
5.550%, 05/01/2035		45	45
2.150%, 02/03/2032		10	9
Kedrion
6.500%, 09/01/2029 (B)		55	54
Medline Borrower
3.875%, 04/01/2029 (B)		310	302
ModivCare
5.000%, 10/01/2029 (B)(D)		126	1
Molina Healthcare
6.250%, 01/15/2033 (B)		50	50
Raven Acquisition Holdings
6.875%, 11/15/2031 (B)		10	10
Star Parent
9.000%, 10/01/2030 (B)		30	31
			1,603
Industrials — 2.4%
AerCap Ireland Capital DAC
4.375%, 11/15/2030		245	240
3.000%, 10/29/2028		417	402
2.450%, 10/29/2026		150	149
Air Canada Pass-Through Trust, Ser 2015-1, Cl A
3.600%, 03/15/2027 (B)		155	153
Aurizon Network Pty MTN
6.100%, 09/12/2031	AUD	80	58
Burlington Northern Santa Fe
2.875%, 06/15/2052		$30	19

SEI Catholic Values Trust	19

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2026

Catholic Values Fixed Income Fund

Description	Face Amount (Thousands)		Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Canadian National Railway
3.650%, 02/03/2048		$151	$114
Canadian Pacific Railway
6.125%, 09/15/2115		167	173
CRH America Finance
4.400%, 02/09/2031		506	499
Delta Air Lines
4.750%, 10/20/2028 (B)		42	42
Delta Air Lines Pass-Through Trust, Ser 2020-1, Cl AA
2.000%, 06/10/2028		114	111
Ferguson Finance
4.500%, 10/24/2028 (B)		394	393
3.250%, 06/02/2030 (B)		230	216
Genpact Luxembourg SARL
6.000%, 06/04/2029		289	296
Icahn Enterprises
10.000%, 11/15/2029 (B)		171	171
9.750%, 01/15/2029		5	5
JB Hunt Transport Services
4.900%, 03/15/2030		170	171
JH North America Holdings
6.125%, 07/31/2032 (B)		60	60
Norfolk Southern
4.837%, 10/01/2041		200	186
Pacific National Finance Pty MTN
3.700%, 09/24/2029	AUD	100	66
Paychex
5.350%, 04/15/2032		$105	106
Penske Truck Leasing LP
5.550%, 05/01/2028 (B)		542	551
Rentokil Terminix Funding
5.000%, 04/28/2030 (B)		450	452
Rollins
5.250%, 02/24/2035		155	155
Seche Environnement
4.500%, 03/25/2030	EUR	100	118
SMBC Aviation Capital Finance DAC
5.700%, 07/25/2033 (B)		$145	149
Sumisho Air Lease
5.300%, 02/01/2028		40	40
Sydney Airport Finance Pty MTN
5.900%, 04/19/2034	AUD	40	29
TransDigm
7.125%, 12/01/2031 (B)		$20	21
6.625%, 03/01/2032 (B)		40	41
Verisk Analytics
3.625%, 05/15/2050		142	101
VT Topco
8.500%, 08/15/2030 (B)		27	28
			5,315
Description	Face Amount (Thousands)		Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Information Technology — 1.8%
Amphenol
4.625%, 02/15/2036		$85	$82
3.375%, 05/12/2029	EUR	100	118
Apple
3.850%, 08/04/2046		$156	125
AppLovin
5.950%, 12/01/2054		110	105
5.125%, 12/01/2029		240	243
Atlassian
5.500%, 05/15/2034		60	60
Beignet Investor
6.581%, 05/30/2049 (B)		394	406
Broadcom
4.926%, 05/15/2037 (B)		20	19
Broadridge Financial Solutions
5.750%, 05/15/2036		465	467
Cloud Software Group
8.250%, 06/30/2032 (B)		43	42
Constellation Software
5.461%, 02/16/2034 (B)		182	180
Dell International
5.000%, 04/01/2030		160	162
4.500%, 02/15/2031		195	193
FactSet Research Systems
3.450%, 03/01/2032		446	404
Foundry JV Holdco
5.500%, 01/25/2031 (B)		20	21
Intel
3.734%, 12/08/2047		45	32
2.000%, 08/12/2031		65	57
NVIDIA
2.850%, 04/01/2030		20	19
Open Text Holdings
4.125%, 12/01/2031 (B)		25	22
Oracle
6.700%, 02/04/2056		60	58
6.550%, 02/04/2046		60	58
5.375%, 09/27/2054		60	48
5.200%, 09/26/2035		35	33
4.800%, 09/26/2032		560	538
3.950%, 03/25/2051		315	207
3.600%, 04/01/2050		50	31
2.950%, 04/01/2030		20	19
2.875%, 03/25/2031		75	67
Salesforce
5.550%, 03/15/2036		125	126
Sprint Capital
8.750%, 03/15/2032		10	12
UKG
6.875%, 02/01/2031 (B)		20	20

20	SEI Catholic Values Trust

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2026

Catholic Values Fixed Income Fund

Description	Face Amount (Thousands)		Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Xerox
10.250%, 10/15/2030 (B)		$40	$35
			4,009

Materials — 0.5%
Amcor Flexibles North America
5.500%, 03/17/2035		215	218
Amrize Finance US
4.950%, 04/07/2030		460	464
Ardagh Group
12.000% Cash/PIK, 12/01/2030 (B)		20	19
Ball
3.125%, 09/15/2031		30	27
Sonoco Products
5.000%, 09/01/2034		343	338
			1,066

Real Estate — 1.1%
American Tower
5.900%, 11/15/2033		60	63
4.900%, 03/15/2030		110	111
4.700%, 12/15/2032		90	89
2.900%, 01/15/2030		105	99
American Tower Trust #1
5.490%, 03/15/2028 (B)		351	354
CBRE Services
4.800%, 06/15/2030		66	66
COPT Defense Properties
4.500%, 10/15/2030		381	374
Hudson Pacific Properties
3.950%, 11/01/2027		135	131
Iron Mountain
6.250%, 01/15/2033 (B)		60	61
NNN REIT
4.600%, 02/15/2031		320	317
Realty Income
5.125%, 04/15/2035		45	45
SBA Tower Trust
2.593%, 10/15/2031 (B)		376	335
Simon Property Group
1.750%, 02/01/2028		501	481
Vonovia MTN
5.717%, 09/03/2035	AUD	90	61
			2,587

Utilities — 3.0%
AEP Transmission
5.375%, 06/15/2035		$55	56
Alliant Energy
5.750%, H15T5Y + 2.077%, 04/01/2056 (A)		95	94
Alpha Generation
6.250%, 01/15/2034 (B)		25	25
Description	Face Amount (Thousands)		Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
American Electric Power
5.800%, H15T5Y + 2.128%, 03/15/2056 (A)		$50	$50
American Transmission Systems
2.650%, 01/15/2032 (B)		30	27
Amprion GmbH MTN
4.580%, 01/15/2046	EUR	100	116
Ausgrid Finance Pty MTN
5.946%, 12/10/2035	AUD	50	35
Berkshire Hathaway Energy
4.450%, 01/15/2049		$600	493
Boston Gas
5.843%, 01/10/2035 (B)		551	576
CenterPoint Energy
5.950%, H15T5Y + 2.223%, 04/01/2056 (A)		100	100
Consolidated Edison of New York
3.950%, 04/01/2050		20	16
3.350%, 04/01/2030		20	19
Dominion Energy
6.200%, H15T5Y + 2.006%, 02/15/2056 (A)		70	70
DTE Electric Securitization Funding I
2.640%, 12/01/2026		67	66
Duke Energy Carolinas
3.950%, 03/15/2048		98	76
Duke Energy Indiana
4.950%, 03/15/2036		125	123
Duke Energy Ohio
3.650%, 02/01/2029		50	49
DWR Cymru Financing UK MTN
2.375%, 03/31/2034	GBP	105	108
Electricite de France MTN
4.750%, 06/17/2044	EUR	100	117
2.000%, 12/09/2049		100	71
Enel
4.500%, EUAMDB05 + 1.821%(A)		100	114
Exelon
5.625%, 06/15/2035		$60	62
5.100%, 06/15/2045		328	301
4.700%, 04/15/2050		69	58
FirstEnergy
4.850%, 07/15/2047		120	104
3.900%, 07/15/2027		90	89
Interstate Power and Light
2.300%, 06/01/2030		295	270
NextEra Energy Capital Holdings
3.550%, 05/01/2027		292	290
Nortegas Energia Grupo SL MTN
4.125%, 01/21/2033	EUR	100	116
Northern States Power
4.850%, 05/15/2036		$386	380

SEI Catholic Values Trust	21

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2026

Catholic Values Fixed Income Fund

Description	Face Amount (Thousands)		Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
NSTAR Electric
3.950%, 04/01/2030		$230	$225
Oncor Electric Delivery
5.350%, 04/01/2035		160	164
PG&E Wildfire Recovery Funding
4.722%, 06/01/2037		456	447
3.594%, 06/01/2030		220	216
Piedmont Natural Gas
3.640%, 11/01/2046		170	125
Southern
3.750%, H15T5Y + 2.915%, 09/15/2051 (A)		120	120
Southern Gas Capital
4.950%, 09/15/2034		515	510
Southwestern Electric Power
5.200%, 04/01/2036		55	54
Suez MTN
2.875%, 05/24/2034	EUR	100	109
Veolia Environnement
2.500%(A)(E)		100	112
Virginia Power Fuel Securitization
4.877%, 05/01/2031		$389	392
WEC Energy Group
5.625%, H15T5Y + 1.905%, 05/15/2056 (A)		180	179
Yorkshire Water Finance MTN
6.375%, 11/18/2034	GBP	100	138
			6,862

Total Corporate Obligations
(Cost $55,250) ($ Thousands)			53,446

ASSET-BACKED SECURITIES — 12.3%

Automotive — 0.2%

GMF Floorplan Owner Revolving Trust, Ser 2024-2A, Cl A
5.060%, 03/15/2031 (B)		$537	546

Mortgage Related Securities — 1.3%

CIT Mortgage Loan Trust, Ser 2007-1, Cl 1M1
5.199%, TSFR1M + 2.364%, 10/25/2037 (A)(B)		69	70
COOPR Residential Mortgage Trust, Ser 2025-CES4, Cl A2
5.248%, 11/25/2060 (B)(C)		250	248
FIGRE Trust, Ser 2024-HE6, Cl A
5.724%, 12/25/2054 (A)(B)		276	276
FIGRE Trust, Ser 2025-HE3, Cl A
5.560%, 05/25/2055 (A)(B)		322	323
Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
GS Mortgage Backed Securities Trust, Ser 2025-CES1, Cl A1A
5.568%, 05/25/2055 (B)(C)	$190	$191
RCKT Mortgage Trust, Ser 2024-CES6, Cl A1A
5.344%, 09/25/2044 (B)(C)	146	146
RCKT Mortgage Trust, Ser 2024-CES9, Cl A1A
5.582%, 12/25/2044 (B)(C)	199	199
Structured Asset Securities Mortgage Loan Trust, Ser 2007-WF1, Cl A1
4.119%, TSFR1M + 0.534%, 02/25/2037 (A)	69	68
Towd Point Mortgage Trust, Ser 2020-MH1, Cl M2A
2.750%, 02/25/2060 (A)(B)	310	294
Towd Point Mortgage Trust, Ser 2024-CES6, Cl A1
5.725%, 11/25/2064 (B)(C)	309	310
Towd Point Mortgage Trust, Ser 2025-CRM1, Cl A1
5.799%, 01/25/2065 (B)(C)	377	378
Vista Point Securitization Trust, Ser 2026-CES1, Cl A1
5.035%, 02/25/2056 (B)(C)	298	296
Wells Fargo Home Equity Asset-Backed Securities Trust, Ser 2005-2, Cl M9
6.099%, TSFR1M + 2.514%, 12/25/2034 (A)	122	122
		2,921

Other Asset-Backed Securities — 10.8%

Aligned Data Centers Issuer, Ser 2021-1A, Cl A2
1.937%, 08/15/2046 (B)	180	179
Aligned Data Centers Issuer, Ser 2022-1A, Cl A2
6.350%, 10/15/2047 (B)	245	246
AMMC CLO, Ser 2024-24A, Cl AR
4.875%, TSFR3M + 1.200%, 01/20/2035 (A)(B)	325	325
AMSR Trust, Ser 2022-SFR3, Cl A
4.000%, 10/17/2039 (B)	236	234
AMSR Trust, Ser 2023-SFR1, Cl A
4.000%, 04/17/2040 (B)	410	404
AMSR Trust, Ser 2024-SFR1, Cl A
4.290%, 07/17/2041 (B)(C)	487	478
ARES LX CLO, Ser 2026-60A, Cl AR2
4.635%, TSFR3M + 0.960%, 07/18/2034 (A)(B)	315	315
Ares LXII CLO, Ser 2025-62A, Cl BR
5.167%, TSFR3M + 1.500%, 01/25/2034 (A)(B)	300	300

22	SEI Catholic Values Trust

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2026

Catholic Values Fixed Income Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Bain Capital Credit CLO, Ser 2024-6A, Cl A1R
4.762%, TSFR3M + 1.090%, 10/21/2034 (A)(B)	$275	$275
Bain Capital Credit CLO, Ser 2025-3A, Cl AR
4.727%, TSFR3M + 1.060%, 07/24/2034 (A)(B)	260	260
Bain Capital Credit CLO, Ser 2026-4A, Cl A1RR
4.675%, TSFR3M + 1.000%, 10/20/2034 (A)(B)	406	406
Ballyrock CLO 20, Ser 2026-20A, Cl A1A3
4.723%, TSFR3M + 1.050%, 10/15/2036 (A)(B)	300	300
Barings CLO, Ser 2024-3A, Cl A1RR
4.815%, TSFR3M + 1.140%, 01/20/2036 (A)(B)	300	300
CIFC Funding 2022-IV, Ser 2025-4A, Cl AR
4.770%, TSFR3M + 1.090%, 07/16/2035 (A)(B)	300	300
Cifc Funding 2023-III, Ser 2026-3A, Cl A1R
4.863%, TSFR3M + 1.200%, 01/20/2039 (A)(B)	638	638
CIFC Funding, Ser 2024-1A, Cl A1R
5.087%, TSFR3M + 1.420%, 07/25/2037 (A)(B)	250	250
CIFC Funding, Ser 2025-4RA, Cl A1A2
4.670%, TSFR3M + 0.990%, 01/17/2035 (A)(B)	260	260
Cloud Capital Holdco, Ser 2024-1A, Cl A2
5.781%, 11/22/2049 (B)	160	160
Clover CLO, Ser 2025-3A, Cl AR
4.737%, TSFR3M + 1.070%, 01/25/2035 (A)(B)	300	300
Compass Datacenters Issuer III, Ser 2026-1A, Cl A21
4.897%, 02/25/2056 (B)	363	359
Consolidated Communications, Ser 2025-1A, Cl A2
6.000%, 05/20/2055 (B)	110	112
Diamond Infrastructure Funding, Ser 2021-1A, Cl A
1.760%, 04/15/2049 (B)	285	280
Diamond Issuer, Ser 2021-1A, Cl A
2.305%, 11/20/2051 (B)	25	24
Domino's Pizza Master Issuer, Ser 2021-1A, Cl A2I
2.662%, 04/25/2051 (B)	555	527
Domino's Pizza Master Issuer, Ser 2025-1A, Cl A2II
5.217%, 07/25/2055 (B)	380	376
Dryden 68 CLO, Ser 2024-68A, Cl ARR
4.773%, TSFR3M + 1.100%, 07/15/2035 (A)(B)	250	250
Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Dryden 98 CLO, Ser 2026-98A, Cl AR
4.695%, TSFR3M + 1.020%, 04/20/2035 (A)(B)	$325	$325
Edgeconnex Data Centers Issuer, Ser 2024-1, Cl A2
6.000%, 07/27/2054 (B)	193	192
Elmwood CLO, Ser 2025-2A, Cl AR
5.030%, TSFR3M + 1.350%, 04/16/2036 (A)(B)	514	514
FirstKey Homes Trust, Ser 2021-SFR1, Cl F2
3.452%, 08/17/2038 (B)	280	278
FirstKey Homes Trust, Ser 2021-SFR3, Cl A
2.135%, 12/17/2038 (B)	250	247
Flatiron CLO, Ser 2025-1A, Cl AR2
4.829%, TSFR3M + 1.180%, 11/16/2034 (A)(B)	183	183
GCI Funding I, Ser 2021-1, Cl A
2.380%, 06/18/2046 (B)	252	232
Goldentree Loan Management US CLO, Ser 2024-11A, Cl AR
4.755%, TSFR3M + 1.080%, 10/20/2034 (A)(B)	260	260
Goldentree Loan Management US CLO, Ser 2025-16A, Cl ARR
4.795%, TSFR3M + 1.120%, 01/20/2038 (A)(B)	445	446
Golub Capital Partners CLO, Ser 2025-53A, Cl AR
4.655%, TSFR3M + 0.980%, 07/20/2034 (A)(B)	335	335
Home Partners of America Trust, Ser 2021-2, Cl A
1.901%, 12/17/2026 (B)	199	196
J.G. Wentworth XXXIX, Ser 2017-2A, Cl B
5.090%, 09/17/2074 (B)	170	152
JG Wentworth XLII, Ser 2018-2A, Cl B
4.700%, 10/15/2077 (B)	125	113
LCM, Ser 2024-37A, Cl A1R
4.733%, TSFR3M + 1.060%, 04/15/2034 (A)(B)	195	195
Lightpath Fiber Issuer, Ser 2026-1A, Cl A2
5.597%, 03/25/2056 (B)	220	220
Lunar Structured Aircraft Portfolio Notes, Ser 2021-1, Cl A
2.636%, 10/15/2046 (B)	157	149
Madison Park Funding XXXVI, Ser 2025-36A, Cl B1RR
5.223%, TSFR3M + 1.550%, 04/15/2035 (A)(B)	250	250
Magnetite XXIII, Ser 2026-23A, Cl AR2
4.657%, TSFR3M + 0.990%, 01/25/2035 (A)(B)	315	315

SEI Catholic Values Trust	23

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2026

Catholic Values Fixed Income Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Neuberger Berman Loan Advisers Lasalle Street Lending CLO I, Ser 2025-1A, Cl BR
5.367%, TSFR3M + 1.700%, 10/25/2036 (A)(B)	$300	$301
OCP CLO, Ser 2024-10A, Cl AR3
4.977%, TSFR3M + 1.310%, 01/26/2038 (A)(B)	560	561
OCP CLO, Ser 2025-45A, Cl A
4.903%, TSFR3M + 1.230%, 10/15/2038 (A)(B)	387	388
Octagon Investment Partners 40, Ser 2025-1A, Cl BRR
5.225%, TSFR3M + 1.550%, 01/20/2035 (A)(B)	290	290
Palmer Square CLO, Ser 2024-4A, Cl A1R
5.025%, TSFR3M + 1.350%, 10/20/2037 (A)(B)	284	285
Planet Fitness Master Issuer, Ser 2024-1A, Cl A2I
5.765%, 06/05/2054 (B)	488	490
Progress Residential Trust, Ser 2023-SFR2, Cl A
4.500%, 10/17/2040 (B)	527	520
Rockford Tower CLO, Ser 2025-1A, Cl A1RR
4.765%, TSFR3M + 1.090%, 01/20/2036 (A)(B)	315	315
Sabey Data Center Issuer, Ser 2021-1, Cl A2
1.881%, 06/20/2046 (B)	466	465
SBA Small Business Investment, Ser 2023-10A, Cl 1
5.168%, 03/10/2033	238	241
SBA Small Business Investment, Ser 2024-10A, Cl 1
5.035%, 03/10/2034	485	491
SBA Small Business Investment, Ser 2025-10A, Cl 1
4.963%, 03/10/2035	331	333
SBA Small Business Investment, Ser 2025-10B, Cl 1
4.532%, 09/10/2035	634	630
Sixth Street CLO VIII, Ser 2024-8A, Cl A1R2
4.825%, TSFR3M + 1.150%, 10/20/2034 (A)(B)	250	250
Slam, Ser 2024-1A, Cl A
5.335%, 09/15/2049 (B)	205	203
Store Master Funding I-VII XIV XIX XX XXII XXIV XXXIV XXXVII XXXVIII, Ser 2026-1A, Cl A1
5.220%, 06/20/2056 (B)	591	591
Subway Funding, Ser 2024-1A, Cl A2I
6.028%, 07/30/2054 (B)	318	320
Subway Funding, Ser 2024-1A, Cl A2II
6.268%, 07/30/2054 (B)	174	175
Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
SVC ABS, Ser 2026-1A, Cl B
5.795%, 03/20/2056 (B)	$200	$194
Switch ABS Issuer, Ser 2024-1A, Cl A2
6.280%, 03/25/2054 (B)	300	302
Switch ABS Issuer, Ser 2025-1A, Cl A2
5.036%, 03/25/2055 (B)	70	69
Taco Bell Funding, Ser 2021-1A, Cl A2II
2.294%, 08/25/2051 (B)	424	394
Taco Bell Funding, Ser 2025-1A, Cl A2I
4.821%, 08/25/2055 (B)	451	445
Tricon American Homes Trust, Ser 2020-SFR2, Cl A
1.482%, 11/17/2039 (B)	195	187
Tricon Residential Trust, Ser 2021-SFR1, Cl F
3.692%, 07/17/2038 (B)	360	359
Tricon Residential Trust, Ser 2024-SFR4, Cl A
4.300%, 11/17/2041 (B)	398	389
Trinitas CLO VI, Ser 2025-6A, Cl B1R4
5.317%, TSFR3M + 1.650%, 01/25/2034 (A)(B)	250	250
Trinitas Clo VII, Ser 2025-7A, Cl A1R2
4.727%, TSFR3M + 1.060%, 01/25/2035 (A)(B)	315	315
U.S. Small Business Administration, Ser 2010-20B, Cl 1
4.140%, 02/01/2030	14	14
U.S. Small Business Administration, Ser 2011-20G, Cl 1
3.740%, 07/01/2031	69	67
U.S. Small Business Administration, Ser 2011-20H, Cl 1
3.290%, 08/01/2031	37	36
U.S. Small Business Administration, Ser 2013-20G, Cl 1
3.150%, 07/01/2033	156	150
U.S. Small Business Administration, Ser 2014-20C, Cl 1
3.210%, 03/01/2034	141	135
U.S. Small Business Administration, Ser 2015-20F, Cl 1
2.980%, 06/01/2035	46	43
U.S. Small Business Administration, Ser 2017-20H, Cl 1
2.750%, 08/01/2037	112	103
U.S. Small Business Administration, Ser 2018-20A, Cl 1
2.920%, 01/01/2038	120	111
U.S. Small Business Administration, Ser 2018-20B, Cl 1
3.220%, 02/01/2038	176	164
U.S. Small Business Administration, Ser 2022-25G, Cl 1
3.930%, 07/01/2047	378	358

24	SEI Catholic Values Trust

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2026

Catholic Values Fixed Income Fund

Description	Face Amount (Thousands)		Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
U.S. Small Business Administration, Ser 2024-25F, Cl 1
5.040%, 06/01/2049		$378	$379
Valley Stream Park CLO, Ser 2024-1A, Cl ARR
4.865%, TSFR3M + 1.190%, 01/20/2037 (A)(B)		300	300
Wendy's Funding, Ser 2025-1A, Cl A2I
5.422%, 12/15/2055 (B)		238	235
			24,308

Total Asset-Backed Securities
(Cost $27,783) ($ Thousands)			27,775

SOVEREIGN DEBT — 3.2%

Brazilian Government International Bond
4.750%, 01/14/2050		200	148
Colombia Government International Bond
5.625%, 02/26/2044		200	163
Mexico Government International Bond
4.600%, 02/10/2048		200	151
New South Wales Treasury
5.250%, 02/24/2038	AUD	420	293
Queensland Treasury
5.250%, 08/13/2038(B)		420	290
Romanian Government International Bond
6.625%, 05/16/2036		$152	155
5.750%, 03/24/2035		48	47
Treasury Corp of Victoria MTN
2.000%, 11/20/2037	AUD	175	87
Turkiye Government Bond
36.000%, 08/12/2026	TRY	11,134	241
United Kingdom Gilt
4.375%, 03/07/2028	GBP	2,417	3,267
1.625%, 10/22/2028		1,939	2,467

Total Sovereign Debt
(Cost $7,335) ($ Thousands)			7,309

MUNICIPAL BONDS — 0.6%
California — 0.2%
California State, Build America, GO
7.500%, 04/01/2034		$280	320

Illinois — 0.2%
Chicago, Metropolitan Water Reclamation District, GO
5.720%, 12/01/2038		345	353
Description	Face Amount (Thousands)		Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Massachusetts — 0.1%
Massachusetts State, Educational Financing Authority, Ser A, RB
4.141%, 07/01/2027		$285	$285

New York — 0.1%
Empire State Development, Ser E, RB
5.770%, 03/15/2039		180	185
New York City, Ser H, GO
5.935%, 02/01/2055		110	112
			297

Total Municipal Bonds
(Cost $1,341) ($ Thousands)			1,255

CONVERTIBLE BOND — 0.1%
Cellnex Telecom
0.750%, 11/20/2031	EUR	100	105

Total Convertible Bond
(Cost $105) ($ Thousands)			105

	Shares
CASH EQUIVALENT — 10.1%
SEI Daily Income Trust, Government Fund, Institutional Class
3.490%**†	22,782,820	22,783
Total Cash Equivalent
(Cost $22,783) ($ Thousands)		22,783

PURCHASED SWAPTIONS — 0.0%
Total Purchased Swaptions
(Cost $17) ($ Thousands)		22

Total Investments in Securities — 115.9%
(Cost $265,386) ($ Thousands)		$260,987

WRITTEN SWAPTIONS — (0.0)%
Total Written Swaptions
(Premiums Received $21) ($ Thousands)		$(13)

SEI Catholic Values Trust	25

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2026

Catholic Values Fixed Income Fund

A list of open over the counter swaptions contracts for the Fund at May 31, 2026, is as follows:

Description	Counterparty	Number of Contracts/ Notional Amount	Exercise Price	Expiration Date	Value (Thousands)
PURCHASED SWAPTIONS — 0.0%
Put Swaptions
Swaption	Goldman Sachs	$5,970,000	$4.21	08/22/2026	$7
Swaption	Goldman Sachs	2,485,000	4.06	10/17/2026	15

Total Purchased Swaptions		$8,455,000			$22
WRITTEN SWAPTIONS — 0.0%
Put Swaptions
Swaption	Goldman Sachs	$(4,369,000)	4.60	07/18/2026	$(3)
Call Swaptions
Swaption	Goldman Sachs	$(4,369,000)	3.60	07/18/2026	$(1)
Swaption	Goldman Sachs	(2,985,000)	3.46	08/22/2026	(3)
Swaption	Goldman Sachs	(2,985,000)	3.75	08/22/2026	(6)
		(10,339,000)			(10)
Total Written Swaptions		$(14,708,000)			$(13)

A list of the open futures contracts held by the Fund at May 31, 2026, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Depreciation)(Thousands)
Long Contracts
U.S. 2-Year Treasury Notes	92	Sep-2026	$18,978	$19,004	$26
U.S. 5-Year Treasury Notes	5	Sep-2026	534	536	2
			19,512	19,540	28
Short Contracts
Australian 10-Year Bonds	(11)	Jun-2026	$(841)	$(863)	$(9)
Australian 3-Year Bonds	(3)	Jun-2026	(222)	(225)	(1)
Euro-BOBL	(7)	Jun-2026	(950)	(949)	5
Euro-BUND 10-Year Bonds	(3)	Jun-2026	(451)	(443)	8
Euro-SCHATZ	(9)	Jun-2026	(1,116)	(1,113)	5
Long GILT 10-Year Bonds	(2)	Sep-2026	(233)	(239)	(6)
U.S. Ultra Long Treasury Bonds	(1)	Sep-2026	(111)	(114)	(3)
Ultra 10-Year U.S. Treasury Notes	(1)	Sep-2026	(111)	(112)	(1)
			(4,035)	(4,058)	(2)
			$15,477	$15,482	$26

A list of the open forward foreign currency contracts held by the Fund at May 31, 2026, is as follows:

Counterparty	Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) (Thousands)
Goldman Sachs	06/26/26	EUR	1,146	USD	1,326	$(13)
Goldman Sachs	06/26/26	AUD	31	USD	22	—
Goldman Sachs	06/26/26	AUD	1,268	USD	872	(39)
Goldman Sachs	06/26/26	GBP	4,553	USD	6,061	(76)
Montgomery/Bank of America	06/26/26	AUD	81	USD	59	1
Montgomery/Bank of America	06/26/26	EUR	100	USD	117	—
Montgomery/Bank of America	06/26/26	USD	115	EUR	98	(1)
						$(128)

Percentages are based on Net Assets of $225,105 ($ Thousands).

**	The rate reported is the 7-day effective yield as of May 31, 2026.
†	Investment in Affiliated Security.

26	SEI Catholic Values Trust

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2026

Catholic Values Fixed Income Fund (Concluded)

(A)	Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.
(B)	Security, or a portion thereof, exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On May 31, 2026, the value of these securities amounted to $55,859 ($ Thousands), representing 24.8% of the Net Assets of the Fund.
(C)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(D)	Security is in default on interest payment.
(E)	Perpetual security with no stated maturity date.

ABS — Asset-Backed Security
ARM — Adjustable Rate Mortgage
AUD — Australian Dollar
Cl — Class
CLO — Collateralized Loan Obligation
CMO — Collateralized Mortgage Obligation
DAC — Designated Activity Company
EUAMDB05 — Euro 5-Year Interest Rate Swap
EUR — Euro
FHLMC — Federal Home Loan Mortgage Corporation
FNMA — Federal National Mortgage Association
GBP — British Pound Sterling
GNMA — Government National Mortgage Association
GO — General Obligation
H15T1Y — U.S. Treasury Yield Curve Rate T Note Constant Maturity 1 Year
H15T5Y — U.S. Treasury Yield Curve Rate T Note Constant Maturity 5 Year
IO — Interest Only — face amount represents notional amount
LP — Limited Partnership
MTN — Medium Term Note
PIK — Payment-in-Kind
Pty — Proprietary
RB — Revenue Bond
REIT — Real Estate Investment Trust
REMIC — Real Estate Mortgage Investment Conduit
RFUCCT1Y — Refinitiv USD IBOR Consumer Cash Fallbacks Term 1-year
Ser — Series
SOFR — Secured Overnight Financing Rate
SOFR30A — Secured Overnight Financing Rate 30-day Average
STACR — Structured Agency Credit Risk
TBA — To Be Announced
TRY — Turkish Lira
TSFR1M — Term Secured Overnight Financing Rate 1 Month
TSFR3M — Term Secured Overnight Financing Rate 3 Months
UMBS — Uniform Mortgage Backed Securities
USD — United States Dollar

The following is a summary of the Fund’s transactions with affiliates for the period ended May 31, 2026 ($ Thousands):

Security Description	Value 2/28/2026	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 5/31/2026	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Institutional Class	$29,608	$77,699	$(84,524)	$—	$—	$22,783	$53	$—

Amounts designated as “—” are $0 or have been rounded to $0.

SEI Catholic Values Trust	27